SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated California Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust. This report covers the first half of the fund's fiscal year, which is the six-month reporting period from September 1, 1999 through February 29, 2000. The report begins with a discussion by the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

Federated California Municipal Income Fund is a convenient way for tax-sensitive California residents to invest for income that is exempt from federal regular income tax and state income tax.1 This double tax-free advantage gives investors the opportunity to earn a greater after-tax yield than they could in a comparable high-quality taxable investment.

During the six-month reporting period, the fund's portfolio of 69 quality holdings paid a monthly dividend stream totaling $0.26 per share for Class A Shares and $0.22 for Class B Shares. In a rising interest rate environment that caused a broad decline in bond prices, the fund's share price decreased from $10.49 to $10.12. As a result, the fund's Class A Shares and Class B Shares produced flat six-month total returns of (1.10%) and (1.45%), respectively, based on net asset value.2 The Fund's net assets totaled $57 million at the end of the reporting period.

Thank you for joining other shareholders of Federated California Municipal Income Fund in pursuing monthly, double tax-free investment income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
April 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price was (6.43%) for Class A Shares and (6.76%) for Class B Shares.

Investment Review

What is your review of the municipal bond marketplace over the reporting period?

Municipal bond market yields continued to follow the rising trend in general interest rates over the reporting period from September 1999 to February 2000, as a result of concern over accelerating real economic growth, valuations in the stock market and potential Federal Reserve Board policy changes. Cash flows in municipal bond funds throughout the industry continued to be negative over the reporting period as investors used tax-loss selling in their bond funds to offset capital gains in the equity portion of their investment portfolios. The municipal market experienced a significant shift in supply and demand relationships with a lighter new issuance calendar (a decline of 21% over last year) and a lack of institutional demand from funds, insurance companies and arbitrageurs. This technical situation, which existed for most of the calendar year in 1999, kept municipal and treasury yield ratios in a historically cheap range. Yields increased across the municipal yield curve over the six-month reporting period ended February 29, 2000. Yields increased by 33 basis points to 5.23% in the ten-year area of the AAA general obligation municipal yield curve and by 28 basis points to 5.90% for thirty-year maturities.

How have California municipal bonds performed over the reporting period?

Municipal credit quality continued to benefit from the strong U.S. economy, as reflected by the 4 to 1 ratio of municipal credit upgrades to downgrades by Moody's Investors Services. The hospital sector in California continued to experience credit deterioration as a result of reductions in Medicare reimbursement from the Federal government. California municipal debt was trading with a spread of approximately 33 basis points to the benchmark AAA municipal yield curve at the end of February 2000. This is close to the six-month average of 34.5 basis points.

How has Federated California Municipal Income Fund performed with respect to total return and income for the six-month reporting period ended February 29, 2000?

For the six-month reporting period ended February 29, 2000, the Fund's Class A Shares and Class B Shares produced total returns of (1.10%) and (1.45%), respectively, based on net asset value.1 The income on the Fund was competitive during the reporting period. The Fund's 30-day current net yield, or SEC yield, on February 29, 2000 was 5.25% for Class A Shares based on the net asset value.2 The yield represents an increase from the 4.78% SEC yield at the beginning of the reporting period.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns for the six-month reporting period based on offering price for Class A Shares and Class B Shares were (6.43%) and (6.76%), respectively.

2 The 30-day SEC Yields for Class A Shares (based on offering price) and Class B Shares (based on net asset value) were 5.01% and 4.50%, respectively.

What accounted for the Fund's performance?

In general, the total return performance for municipal bond funds was negatively impacted by the general increase in interest rates. Credit spread widening in the health sector impacted those municipal bond funds which had exposure to hospitals and continuing care retirement centers. Individual bond structure also impacted performance, with many bonds that were premium callable bonds at the beginning of the year becoming discount bonds, and then market discount bonds, increasing their duration in a bear market. The strategy over the reporting period involved taking advantage of increasing interest rates by swapping into securities with higher book yields but similar structural characteristics (duration, maturity, call protection and credit quality). Portfolio duration has been managed by adjusting cash positions and through the use of a futures hedging strategy which utilizes the municipal futures contract. The focus in the Federated California Municipal Income Fund is to maximize the current yield provided to shareholders. The strategy involves continuously swapping into securities with higher book yields within a rising interest rate environment while managing portfolio duration within highly defined parameters.

What kind of environment do you see ahead for municipal bonds?

The total issuance of long-term municipal bonds is expected to be in the $200 to $230 billion range in the year 2000. The amount of outstanding municipal debt is expected to grow by approximately $80 billion while the stock of treasury debt is falling. This should bias the municipal and treasury yield ratio upward. Relative performance of the municipal market should improve as most of the damage of higher municipal ratios and rising interest rates should have been absorbed in the fiscal year of 1999. Liquidity should continue to be an issue for the municipal market due to a lack of Wall Street analytical resources and reduced institutional demand from arbitrageur and cross-over buyers. Liquidity in the municipal market should also continue to be impacted by the significant amount of bonds in the secondary market with poor structural characteristics (market discounts) which currently have limited appeal for investors.

Portfolio of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--97.1%
		California--95.8%
$1,500,000		ABAG Finance Authority for Non-Profit Corporations, Multifamily Housing Revenue Bonds (Series 1999A), 5.80% (Civic Center Drive Apartments Project)/(FSA INS), 9/1/2020	AAA		$1,439,280
500,000		ABAG Finance Authority for Non-Profit Corporations, Refunding Revenue Certificates of Participation, 5.125% (Episcopal Homes Foundation)/(Original Issue Yield: 5.35%), 7/1/2018	A-		413,610
500,000		Anaheim, CA, PFA, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA INS)/ (Original Issue Yield: 5.550%), 9/1/2016	AAA		526,055
1,000,000		Antioch Area, CA, Public Facilities Financing Agency, Special Tax Revenue Bonds, 5.60% (Community Facilities District No. 1989-1)/ (AMBAC INS)/(Original Issue Yield: 5.65%), 8/1/2020	AAA		976,080
605,000		Blythe, CA, Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	NR		519,453
500,000		Bonita Canyon, CA, Public Facilities Financing Authority, Community Facilities District No. 98-1 Special Tax Bonds (Series 1998), 5.375% (Original Issue Yield: 5.50%), 9/1/2028	NR		398,710
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	Baa3		504,295
625,000		California Educational Facilities Authority, Revenue Bonds (Series B), 6.60% (Loyola Marymount University)/(United States Treasury PRF), 10/1/2022 (@102)	A2		668,006
600,000		California Educational Facilities Authority, Revenue Bonds, 6.70% (Southwestern University)/(Original Issue Yield: 6.838%), 11/1/2024	A3		625,056
500,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028	AAA		461,650
1,000,000		California HFA, Revenue Bonds (Series 1996Q), 5.85%, 8/1/2016	AAA		999,940
670,000		California HFA, SFM Revenue Bonds (Series C), 6.75%, 2/1/2025	AA-		680,037
520,000		California HFA, SFM Revenue Bonds (Series F-1), 7.00%, 8/1/2026	AA-		534,565
1,000,000		California Health Facilities Financing Authority, Insured Health Facilities Refunding Revenue Bonds (Series 1997), 5.50% (Valley Care Hospital Corp.)/(California Mortgage INS)/(Original Issue Yield: 5.737%), 5/1/2020	AA-		931,360
500,000		California Health Facilities Financing Authority, Insured Health Facility Revenue Bonds (Series 1998A), 5.25% (Casa De Las Campanas)/ (California Mortgage INS)/(Original Issue Yield: 5.35%), 8/1/2020	AA-		448,845
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/ (Original Issue Yield: 5.417%), 7/1/2028	A-		821,960
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998B), 5.00% (Kaiser Permanente)/(Original Issue Yield: 5.20%), 10/1/2020	A		$804,400
400,000		California Health Facilities Financing Authority, Revenue Bonds (Series A), 6.50% (Kaiser Permanente)/(Original Issue Yield: 7.097%), 12/1/2020	A		415,264
700,000		California Health Facilities Financing Authority, Refunding Revenue Bonds (Series 1996A), 6.00% (Catholic Healthcare West)/(MBIA INS)/ (Original Issue Yield: 6.15%), 7/1/2017	AAA		712,558
900,000		California PCFA, Exempt Facilities Revenue Bonds (Series 1996), 5.50% (Mobil Corp.)/(Original Issue Yield: 5.72%), 12/1/2029	AAA		821,043
500,000		California PCFA, PCR Bonds (Series B), 6.40% (Southern California Edison Co.)/(Original Issue Yield: 6.55%), 12/1/2024	A+		501,660
500,000		California PCFA, Resource Recovery Revenue Bonds (Series A), 7.15% (Waste Management, Inc.), 2/1/2011	BBB		501,290
900,000		California PCFA, Sewer & Solid Waste Disposal Revenue Bonds, 5.75% (Anheuser-Busch Cos., Inc.)/(Original Issue Yield: 5.818%), 12/1/2030	A+		855,801
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	BB-		671,958
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank - California LOC)/(Original Issue Yield: 5.323%), 1/1/2014	AA-		914,480
970,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds, (Series 1998 B-4), 6.35% (GNMA COL)/(Original Issue Yield: 5.75%), 12/1/2029	AAA		981,136
2,000,000		California State Department of Water Resources, Water System Revenue Bonds (Series 1995O), 7.00% (Central Valley Project)/(United States Treasury PRF)/(Original Issue Yield 4.90%), 12/1/2007 (@101)	AA		2,246,340
1,000,000		California State Public Works Board, Lease Revenue Bonds (Series 1999A), 5.75% (California Department of Health Services)/ (MBIA INS)/(Original Issue Yield: 5.65%), 11/1/2017	AAA		1,001,170
580,000		California State, UT GO Bonds, 5.75% (United States Treasury PRF)/(Original Issue Yield: 6.25%), 3/1/2019 (@101)	AA-		610,815
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	AA-		19,852
1,000,000		California State, Refunding UT GO Bonds, 4.75% (Original Issue Yield: 4.82%), 2/1/2016	AAA		886,520
400,000		California Statewide Communities Development Authority, Certificates of Participation, 5.25% (St. Joseph Health System Group)/(Original Issue Yield: 5.47%), 7/1/2021	AA		352,108
1,000,000		California Statewide Communities Development Authority, Certificates of Participation, 5.50% (Sutter Health)/(Original Issue Yield: 5.77%), 8/15/2018	AAA		958,060
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$1,000,000		California Statewide Communities Development Authority, Certificates of Participation, (Series 1999), 5.375% (Internext Group)/(Original Issue Yield: 5.52%), 4/1/2017	BBB		$826,150
600,000		California Statewide Communities Development Authority, Revenue Certificates of Participation, 6.625% (St. Joseph Health System Group)/ (Original Issue Yield: 6.674%), 7/1/2021	AA		656,232
400,000		California Statewide Communities Development Authority, Special Facilities Revenue Bonds, 5.625% (United Airlines)/(Original Issue Yield: 5.75%), 10/1/2034	BB+		332,684
500,000		Chula Vista, CA, IDA, Revenue Bonds (Series A), 6.40% (San Diego Gas & Electric)/(Original Issue Yield: 6.473%), 12/1/2027	AA-		503,390
1,000,000		Contra Costa County, CA, PFA, Tax Allocation Revenue Bonds (Series 1999), 5.125% (Pleasant Hill BART, North Richmond, Bay Point, Oakley, and Rodeo Redevelopment Project Areas)/(Original Issue Yield: 5.27%), 8/1/2019	BBB		847,040
500,000		El Dorado County, CA, Public Agency Financing Authority, Revenue Bonds, 5.50% (Original Issue Yield: 5.85%), 2/15/2021	AAA		475,245
790,000		El Monte, CA, PFA, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El Monte Community Redevelopment Agency), 6/1/2028	NR		678,033
700,000		Foothill/Eastern Transportation Corridor Agency, CA, (Series 1995A) Senior Lien Toll Road Revenue Bonds, 6.50% (United States Treasury PRF)/(Original Issue Yield: 6.78%), 1/1/2032 (@100)	BBB-		767,557
1,760,000		Fresno, CA, Unified School District, Refunding UT GO Bonds (Series 1999C), 5.90% (MBIA INS)/(Original Issue Yield: 5.53%), 2/1/2017	AAA		1,816,179
1,000,000		Inglewood, CA, PFA, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC INS)/(Original Issue Yield: 5.406%), 8/1/2016	AAA		1,002,460
500,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (United States Treasury GTD)/(FSA INS)/(Original Issue Yield: 6.15%), 8/1/2011	AAA		538,550
1,750,000		Los Angeles County, CA Metropolitan Transportation Authority, Sales Tax Revenue Bonds (Series 1993B), 4.75% (AMBAC INS)/(Original Issue Yield: 5.35%), 7/1/2013	AAA		1,613,728
600,000		Los Angeles, CA, Community Redevelopment Agency, Housing Refunding Revenue Bonds (Series A), 6.55% (AMBAC INS), 1/1/2027	AAA		611,118
1,000,000		Los Angeles, CA, Department of Water & Power, Electric Plant Revenue Bonds, 6.125% (Original Issue Yield: 6.00%), 2/15/2019	A+		1,010,390
1,000,000		Los Angeles, CA, Unified School District, UT GO Bonds (Series C), 5.50% (MBIA INS)/(Original Issue Yield: 5.02%), 7/1/2013	AAA		1,011,320
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$445,000		Placer County, CA, Water Agency, Water Revenue Certificates of Participation (Series 1999), 5.50% (AMBAC INS)/(Original Issue Yield: 5.63%), 7/1/2018	AAA		$432,211
940,000		Placer County, CA, Water Agency, Water Revenue Certificates of Participation (Series 1999), 5.50% (AMBAC INS)/(Original Issue Yield: 5.65%), 7/1/2019	AAA		906,865
460,000		Pomona, CA, Redevelopment Agency, Tax Allocation Bonds (Series 1998X), 5.40% (Mountain Meadows Redevelopment Project), 12/1/2024	BBB+		387,913
900,000		Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50% (MBIA INS)/(Original Issue Yield: 5.83%), 11/1/2017	AAA		867,906
700,000		Regents of University of California, Research Facilities Revenue Bonds (Series 1995B), 6.55% (United States Treasury PRF), 9/1/2024 (@102)	A+		757,442
2,000,000		Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80%, 8/1/2018	AAA		2,010,680
600,000		Sacramento, CA, Municipal Utility District, Electric Revenue Bonds (Series J), 5.50% (AMBAC INS)/(Original Issue Yield: 5.80%), 8/15/2021	AAA		569,934
300,000		San Francisco, CA, City & County Airport Commission, Second Series Revenue Bonds (Issue 12A), 5.90% (San Francisco International Airport)/(Original Issue Yield: 5.97%), 5/1/2026	A+		290,388
1,000,000		San Jose, CA, Unified School District, Certificates of Participation, 5.75% (MBIA INS)/(Original Issue Yield: 5.85%), 6/1/2020	AAA		994,570
1,000,000		Sierra View Local Health Care District, CA, Refunding Revenue Bonds (Series 1998), 5.25% (American Capital Access INS)/(Original Issue Yield: 5.40%), 7/1/2018	A		858,960
1,500,000		Simi Valley, CA, PFA, Lease Revenue Bonds (Series 1995), 5.75% (AMBAC INS), 9/1/2015	AAA		1,520,655
1,000,000		South Orange County, CA, PFA, Reassessment Revenue Bonds (Series 1999), 5.80% (FSA INS)/ (Original Issue Yield: 5.85%), 9/2/2018	Aaa		1,001,940
2,300,000		South Orange County, CA, PFA, Special Tax Revenue Bonds (Series 1999C), 7.50% (Foothill Area)/(FGIC INS)/(Original Issue Yield: 5.70%), 8/15/2007	AAA		2,665,999
1,400,000	[2]	Stockton, CA, Certificates of Participation (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019	A-		1,383,956
400,000		Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association), 12/1/2014	BBB+		357,656
500,000		Stockton, CA, Revenue Certificates of Participation (Series 1998A), 5.00% (MBIA INS)/(Original Issue Yield: 5.15%), 9/1/2023	AAA		435,445
745,000		Vista, CA, Joint Powers Financing Authority, Revenue Bonds (Series 1997B), 5.50% (Original Issue Yield: 5.57%), 9/1/2020	A-		678,904
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$500,000		Watsonville, CA, Insured Hospital Refunding Revenue Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/ (California Mortgage INS)/(Original Issue Yield: 6.225%), 7/1/2012	NR		$530,690
1,000,000		West Sacramento, CA, Limited Obligation Refunding Improvement Bonds, 5.60% (West Sacramento Reassessment District of 1998)/ (Original Issue Yield: 5.70%), 9/2/2017	NR		866,390

		TOTAL			54,411,937

		Puerto Rico--1.3%
700,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series T), 6.375% (United States Treasury PRF)/(Original Issue Yield: 6.58%), 7/1/2024 (@102)	AAA		757,932

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $56,951,588)			55,169,869

		SHORT-TERM INVESTMENTS--4.4%
		Puerto Rico--4.4%
2,500,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139) Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	AAA		2,500,000

		TOTAL SHORT-TERM INVESTMENTS (AT AMORTIZED COST)			2,500,000

		TOTAL INVESTMENTS (IDENTIFIED COST $59,451,588)[3]			$57,669,869

Securities that are subject to alternate minimum tax represent 18.9% of the fund's portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Trustees. At February 29, 2000, these securities amounted to $1,383,956 which represents 2.4% of net assets.

3 The cost of investments for federal tax purposes amounts to $59,451,588. The net unrealized depreciation of investments on a federal tax basis amounts to $1,781,719, which is comprised of $599,349 appreciation and $2,381,068 depreciation at February 29, 2000.

Note: The categories of investments are shown as a percentage of net assets ($56,803,177) at February 29, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PCFA	--Pollution Control Finance Authority
PFA	--Public Facility Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

FEBRUARY 29, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $59,451,588)		$57,669,869
Cash		36,470
Income receivable		795,580
Receivable for shares sold		91,666

TOTAL ASSETS		58,593,585

Liabilities:
Payable for investments purchased	$1,509,032
Payable for shares redeemed	18,608
Payable for daily variation margin	10,938
Income distribution payable	229,930
Accrued expenses	21,900

TOTAL LIABILITIES		1,790,408

Net assets for 5,614,201 shares outstanding		$56,803,177

Net Assets Consist of:
Paid in capital		$61,369,314
Net unrealized depreciation of investments and futures transactions		(1,783,657)
Accumulated net realized loss on investments and futures transactions		(2,782,480)

TOTAL NET ASSETS		$56,803,177

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($22,693,531 ÷ 2,242,988 shares outstanding)		$10.12

Offering Price Per Share (100/95.50 of $10.12)[1]		$10.60

Redemption Proceeds Per Share (100.00/100 of $10.12)[2]		$10.12

Class B Shares:
Net Asset Value Per Share ($34,109,646 ÷ 3,371,213 shares outstanding)		$10.12

Offering Price Per Share (100/100.00 of $10.12)[1]		$10.12

Redemption Proceeds Per Share (94.50/100 of $10.12)[2]		$9.56

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

Investment Income:
Interest			$1,679,628

Expenses:
Investment adviser fee		$121,587
Administrative personnel and services fee		73,801
Custodian fees		2,745
Transfer and dividend disbursing agent fees and expenses		36,201
Directors'/Trustees' fees		1,656
Auditing fees		6,562
Legal fees		1,677
Portfolio accounting fees		29,895
Distribution services fee--Class A Shares		32,063
Distribution services fee--Class B Shares		131,787
Shareholder services fee--Class A Shares		32,063
Shareholder services fee--Class B Shares		43,929
Share registration costs		13,482
Printing and postage		12,178
Insurance premiums		1,457
Miscellaneous		4,928

TOTAL EXPENSES		546,011

Waivers and reimbursements:
Waiver of investment adviser fee	$(121,587)
Waiver of distribution services fee--Class A Shares	(32,063)
Reimbursement of other operating expenses	(107,253)

TOTAL WAIVERS AND REIMBURSEMENTS		(260,903)

Net expenses			285,108

Net investment income			1,394,520

Realized and Unrealized Gain (Loss) on Investments and Futures Transactions:
Net realized gain (loss) on investments on investments and futures transactions			(1,570,971)
Net change in unrealized depreciation of investments and futures transactions			(700,291)

Net realized and unrealized gain (loss) on investments and futures transactions			(2,271,262)

Change in net assets resulting from operations			$(876,742)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,394,520	$2,318,551
Net realized gain (loss) on investments and futures transactions ($(1,570,971) and $(474,546), respectively, as computed for federal tax purposes)	(1,570,971)	(474,546)
Net change in unrealized appreciation/depreciation	(700,291)	(3,186,111)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(876,742)	(1,342,106)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(642,593)	(1,327,405)
Class B Shares	(751,927)	(991,146)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,394,520)	(2,318,551)

Share Transactions:
Proceeds from sale of shares	6,670,234	41,012,918
Net asset value of shares issued to shareholders in payment of distributions declared	586,331	1,269,456
Cost of shares redeemed	(11,830,086)	(13,785,402)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,573,521)	28,496,972

Change in net assets	(6,844,783)	24,836,315

Net Assets:
Beginning of period	63,647,960	38,811,645

End of period	$56,803,177	$63,647,960

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) February 29,	Year Ended August 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$10.49	$11.13	$10.73	$10.27	$10.13	$10.01
Income From Investment Operations:
Net investment income	0.26	0.52	0.53	0.55	0.58	0.59
Net realized and unrealized gain (loss) on investments and futures transactions	(0.37)	(0.64)	0.40	0.46	0.14	0.12

TOTAL FROM INVESTMENT OPERATIONS	(0.11)	(0.12)	0.93	1.01	0.72	0.71

Less Distributions:
Distributions from net investment income	(0.26)	(0.52)	(0.53)	(0.55)	(0.58)	(0.59)

Net Asset Value, End of Period	$10.12	$10.49	$11.13	$10.73	$10.27	$10.13

Total Return[1]	(1.10%)	(1.20%)	8.84%	10.11%	7.21%	7.48%

Ratios to Average Net Assets:

Expenses	0.50%[2]	0.50%	0.69%	0.66%	0.60%	0.55%

Net investment income	5.01%[2]	4.70%	4.84%	5.25%	5.61%	6.04%

Expense waiver/reimbursement[3]	1.00%[2]	1.07%	1.42%	1.97%	2.38%	2.41%

Supplemental Data:

Net assets, end of period (000 omitted)	$22,694	$28,054	$28,792	$22,000	$17,148	$14,400

Portfolio turnover	39%	35%	6%	29%	21%	63%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) February 29,	Year Ended August 31,	Period Ended August 31,
	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$10.49	$11.13	$10.87
Income From Investment Operations:
Net investment income	0.22	0.44	0.33
Net realized and unrealized gain (loss) on investments and futures transactions	(0.37)	(0.64)	0.26

TOTAL FROM INVESTMENT OPERATIONS	(0.15)	(0.20)	0.59

Less Distributions:
Distributions from net investment income	(0.22)	(0.44)	(0.33)

Net Asset Value, End of Period	$10.12	$10.49	$11.13

Total Return[2]	(1.45%)	(1.92%)	5.53%

Ratios to Average Net Assets:

Expenses	1.25%[3]	1.25%	1.40%[3]

Net investment income	4.28%[3]	3.96%	4.14%[3]

Expense waiver/reimbursement[4]	0.75%[3]	0.82%	1.16%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$34,110	$35,594	$10,020

Portfolio turnover	39%	35%	6%

1 Reflects operations for the period from December 31, 1997 (date of initial public investment) to August 31, 1998.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

FEBRUARY 29, 2000 (UNAUDITED)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and personal income taxes imposed by the state of California and California municipalities.

The Fund offers two classes of shares: Class A Shares and Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights, differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $732,129, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2003	$513,799

2004	$218,330

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases municipal bond futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a municipal bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended February 29, 2000, the Fund had realized gains of $35,089 on future contracts.

At February 29, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized (Depreciation)
June 2000	50 Municipal Bond	Short	$(1,938)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Class A Shares:
Shares sold	194,367	900,962
Shares issued to shareholders in payment of distributions declared	21,317	61,949
Shares redeemed	(647,387)	(874,803)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(431,703)	88,108

	Six Months Ended February 29, 2000	Period Ended August 31, 1999
Class B Shares:
Shares sold	454,733	2,818,762
Shares issued to shareholders in payment of distributions declared	36,124	53,752
Shares redeemed	(513,303)	(379,001)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(22,446)	2,493,513

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(454,149)	2,581,621

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and reimburse certain operating expenses of the fund. The Adviser can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.25%
Class B	0.75%

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Service Company ("FSSC") the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholders accounts. FSSC may voluntarily choose to waive a portions of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended February 29, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $24,000,000 and $31,100,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended February 29, 2000, were as follows:

Purchases	$26,507,126

Sales	$21,643,723

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2000, 47.9% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 19.1% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated California Municipal Income Fund

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

FEBRUARY 29, 2000

Federated
Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203

4031005 (4/00)

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Michigan Intermediate Municipal Trust, a portfolio of Federated Municipal Securities Income Trust. This report covers the first half of the fund's fiscal year, which is the six-month reporting period from September 1, 1999 through February 29, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and financial statements.

Federated Michigan Intermediate Municipal Trust is a convenient way for tax-sensitive Michigan residents to pursue income that is exempt from federal regular income tax and Michigan state income tax.1 This double tax-free advantage gives investors the opportunity to earn a greater after-tax yield than they could in a comparable high-quality taxable investment.

During the six-month reporting period, the fund paid a monthly dividend stream totaling $0.26 per share. In a rising interest rate environment that caused a broad decline in bond prices, the share price decreased from $10.62 to $10.40. As a result, the fund's six-month total return was 0.43%, based on net asset value.2 The fund's net assets totaled $73 million at the end of the reporting period.

Thank you for joining other shareholders of Federated Michigan Intermediate Municipal Trust in pursuing monthly, double tax-free investment income. Of course, you have the option of receiving any income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
April 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was (2.59%).

Investment Review

What is your review of the municipal bond marketplace over the reporting period?

Municipal bond market yields continued to follow the rising trend in general interest rates over the reporting period from September of 1999, to February of 2000, as a result of concern over accelerating real economic growth, valuations in the stock market and potential Federal Reserve Board policy changes. Cash flows in municipal bond funds throughout the industry continued to be net negative over the reporting period as investors used tax-loss selling in their bond funds to offset capital gains in the equity portion of their investment portfolios. The municipal market experienced a significant shift in supply and demand relationships with a lighter new issuance calendar (a decline of 21% over last year) and a lack of institutional demand from funds, insurance companies and arbitrageurs. This technical situation, which existed for most of calendar year 1999, had kept municipal and treasury yield ratios in a historically cheap range. Yields increased across the municipal yield curve over the six-month reporting period ending February 29, 2000. Yields increased by 45 basis points to 5.08% in the seven-year area of the of the AAA general obligation municipal yield curve, by 33 basis points to 5.23% at ten years, and by 28 basis points to 5.90% for 30-year maturities.

How have Michigan municipal bonds performed over the reporting period?

Municipal credit quality continues to benefit from the strong U.S. economy, as reflected by the 4 to 1 ratio of municipal credit upgrades to downgrades by Moody's Investors Services. The hospital sector in Michigan has continued to experience credit deterioration as a result of reductions in Medicare reimbursement from the Federal government. High quality Michigan municipal debt was trading with a spread of approximately 10 basis points to general market yields at the end of the reporting period in February 2000. This negative spread to the general market reflects the fact that the amount of Michigan municipal debt being issued so far this year has declined significantly relative to last year.

How has the Federated Michigan Intermediate Municipal Trust performed with respect to total return and income for the six-month reporting period ended February 29, 2000?

For the six-month reporting period ended February 29, 2000, the Fund produced total returns of 0.43%1 based on net asset value. The income on the Fund was competitive during the reporting period. The Fund's 30-day current net yield, or SEC yield, on February 29, 2000 was 4.63% based on the net asset value.2 The yield represents a increase from the 4.38% SEC yield at the beginning of the reporting period.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the six-month reporting period based on offering price was (2.59%).

2 The Fund's 30-day SEC Yield for the period based on offering price was 4.49%.

What accounted for the Fund's performance?

In general, the total return performance for municipal bond funds was negatively impacted by the general increase in interest rates. Credit spread widening in the health sector impacted those municipal bond funds which had exposure to hospitals and continuing care retirement centers. Individual bond structure also impacted performance, with many bonds that were premium callable bonds at the beginning of the year becoming discount bonds, and then market discount bonds, increasing their duration in a bear market. The strategy over the reporting period involved taking advantage of increasing interest rates by swapping into securities with higher book yields but similar structural characteristics (duration, maturity, call protection and credit quality). Portfolio duration has been managed by adjusting cash positions and through the use of a futures hedging strategy which utilizes the municipal futures contract. The focus in the Michigan municipal bond fund is to maximize the current yield provided to shareholders. The strategy involves continuously swapping into securities with higher book yields within a rising interest rate environment while managing portfolio duration within highly defined parameters.

What kind of environment do you see ahead for municipal bonds?

The total issuance of long term municipal bonds is expected to be in the $200 to $230 billion range in the year 2000. The amount of outstanding municipal debt is expected to grow by approximately $80 billion while the stock of treasury debt is falling. This should bias the municipal and treasury yield ratio upward. Relative performance of the municipal market should improve as most of the damage of higher municipal ratios and rising interest rates should have been absorbed in the fiscal year of 1999. Liquidity will continue to be an issue for the municipal market due to a lack of Wall Street analytical resources and reduced institutional demand from arbitrageur and cross-over buyers. Liquidity in the municipal market will also continue to be impacted by the significant amount of bonds in the secondary market with poor structural characteristics (market discounts) which currently have limited appeal for investors.

Portfolio of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--96.0%
	Michigan--96.0%
$1,070,000	Anchor Bay, MI, School District, UT GO Q-SBLF Bonds (Series 1999I), 5.75% (FGIC INS)/ (Original Issue Yield: 5.80%), 5/1/2014	AAA		$1,080,154
500,000	Avondale, MI, School District, UT GO Q-SBLF Refunding Bonds, 6.75% (Original Issue Yield: 6.95%), 5/1/2014	AA+		515,030
1,090,000	Boyne City, MI, Public School District, UT GO Bonds, 5.60% (FGIC INS)/(Original Issue Yield: 5.70%), 5/1/2014	AAA		1,088,321
1,360,000	Chippewa Hills, MI, School District, UT GO Bonds, 5.25% (Original Issue Yield: 5.30%), 5/1/2014	AAA		1,306,674
460,000	Detroit, MI, Economic Development Corp., Resource Recovery Revenue Bonds (Series A), 6.875% (FSA INS)/(Original Issue Yield: 7.00%), 5/1/2009	AAA		478,607
3,000,000	Detroit, MI, Water Supply System, Revenue Refunding Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.10%), 7/1/2002	AAA		3,082,860
1,335,000	Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS)/(Original Issue Yield: 4.93%),4/1/2010	AAA		1,355,853
1,000,000	Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019	AAA		879,450
1,000,000	Detroit/Wayne County, MI, Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	AAA		985,670
1,000,000	Eastern Michigan University, Revenue Bonds, 6.10% (AMBAC INS)/(Original Issue Yield: 6.15%), 6/1/2004	AAA		1,035,380
425,000	Forest Hills, MI, Public School, UT GO Bonds, 7.375% (United States Treasury PRF)/(Original Issue Yield: 7.397%), 5/1/2015 (@101)	AA		431,583
250,000	Garden City, MI, School District, UT GO Refunding Bonds, 5.90% (FSA INS), 5/1/2005	AAA		260,042
565,000	Garden City, MI, School District, UT GO Refunding Bonds, 6.00% (FSA INS), 5/1/2006	AAA		584,702
515,000	Garden City, MI, School District, UT GO Refunding Bonds, 6.10% (FSA INS), 5/1/2007	AAA		535,646
150,000	Huron Valley, MI, School District, UT GO Q-SBLF Bonds, 6.50% (United States Treasury PRF), 5/1/2002 (@102)	NR		156,416
465,000	Ingham County MI, Sewer Authority, Revenue Bonds, Project #4, Delhi Charter Township, 5.90%, 11/1/2005	AA-		479,438
2,000,000	Jackson County, MI, Public Schools, UT GO Q-SBLF Bonds, 5.60% (FGIC INS)/(Original Issue Yield: 5.70%), 5/1/2019	AAA		1,937,040
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$850,000	Jenison, MI, Public Schools, UT GO School Improvements, 5.30% (United States Treasury PRF) (FGIC INS)/(Original Issue Yield: 5.40%), 5/1/2007 (@101)	AAA		$865,750
150,000	Jenison, MI, Public Schools, GO UT School Improvements, 5.30% (FGIC INS)/(Original Issue Yield: 5.40%), 5/1/2007	AAA		151,280
265,000	Kent Hospital Finance Authority, MI, Hospital Revenue Refunding Bonds, 6.30% (Pine Rest Christian Hospital)/(FGIC INS)/(Original Issue Yield: 6.40%), 11/1/2003	AAA		276,477
415,000	Kent Hospital Finance Authority, MI, Hospital Revenue Refunding Bonds, 6.30% (Pine Rest Christian Hospital)/(FGIC INS)/(Original Issue Yield: 6.45%), 11/1/2004	AAA		432,974
500,000	Lake Orion, MI, School District, UT GO Q-SBLF Refunding Bonds, 5.90% (AMBAC INS), 5/1/2001	AAA		508,870
2,000,000	Lake Orion, MI, School District, UT GO Q-SBLF Refunding Bonds, 6.05% (AMBAC INS), 5/1/2002	AAA		2,054,660
750,000	Livonia, MI, Public School District, UT GO Bonds (Series I), 6.00%, 5/1/2001	AA+		763,732
1,710,000	Marquette, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 1996B), 5.30% (Marquette General Hospital), 4/1/2005	AAA		1,718,618
1,290,000	Marquette, MI, Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 1996D), 5.40% (Marquette General Hospital)/(FSA INS), 4/1/2006	AAA		1,298,901
1,350,000	Michigan Higher Education Student Loan Authority, Student Loan Revenue Bonds, (Series XVII-A), 5.65% (AMBAC INS), 6/1/2010	AAA		1,353,834
2,190,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund)/(Original Issue Yield: 5.39%), 10/1/2013	AA+		2,203,775
1,500,000	Michigan Municipal Bond Authority, Revenue Refunding Q-SBLF Bonds, 6.00% (Original Issue Yield: 6.10%), 5/1/2002	AA+		1,538,835
3,000,000	Michigan Public Power Agency, Revenue Refunding Bonds (Series A) Belle River Project, 5.70% (Original Issue Yield: 5.80%), 1/1/2003	AA-		3,067,860
1,000,000	Michigan State Comprehensive Transportation Board, Revenue Refunding Bonds (Series B), 5.50% (Original Issue Yield: 5.60%), 5/15/2002	AA-		1,016,750
1,000,000	Michigan State Comprehensive Transportation Board, Revenue Refunding Bonds (Series B), 6.00% (Original Issue Yield: 6.05%), 5/15/2007	AA-		1,029,050
1,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 4.90% (St. John Hospital)/ (AMBAC INS)/(Original Issue Yield: 5.05%), 5/15/2013	AAA		936,330
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,000,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/ (Original Issue Yield: 5.15%), 6/1/2013	A1		$882,370
1,325,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1997W), 5.00% (Mercy Health Services)/(Original Issue Yield: 5.26%), 8/15/2011	AA-		1,209,606
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(Original Issue Yield: 5.53%), 11/15/2011	AAA		2,077,480
415,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 6.15% (Crittenton Hospital, MI), 3/1/2001	A+		421,399
440,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series A), 6.25% (Crittenton Hospital, MI), 3/1/2002	A+		449,570
500,000	Michigan State Hospital Finance Authority, Revenue Bonds, Providence Hospital, 7.00% (Daughters of Charity)/(United States Treasury PRF)/(Original Issue Yield: 7.04%), 11/1/2021 (@102)	Aa2		528,785
1,500,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Series A), 5.50% (St. John Hospital)/(Original Issue Yield: 5.80%), 5/15/2001	A1		1,519,740
800,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.95% (Oakwood Obligated Group)/(FGIC INS)/(Original Issue Yield: 6.05%), 5/1/2002	AAA		818,240
575,000	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 6.30% (Sparrow Obligated Group)/(MBIA INS), 11/15/2003	AAA		597,638
1,000,000	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series A), 5.55% (MBIA INS), 4/1/2004	AAA		1,008,630
575,000	Michigan State Housing Development Authority, Limited Obligation Multifamily Housing Revenue Refunding Bonds (Series 2000A), 6.30% (Oakbrook Villa Townhomes)/ (GNMA Collateralized Home Mortgage Program GTD), 7/20/2019	Aaa		577,898
500,000	Michigan State Housing Development Authority, Revenue Bonds (Series A), 5.90%, 12/1/2005	AA+		509,430
430,000	Michigan State Housing Development Authority, Revenue Bonds (Series A), 6.25%, 6/1/2002	AA+		437,895
200,000	Michigan State Housing Development Authority, Revenue Bonds (Series A), 7.00%, 12/1/2005	AA+		204,162
280,000	Michigan State Housing Development Authority, Revenue Bonds (Series B), 6.30%, 12/1/2003	AA+		287,487
1,000,000	Michigan State Housing Development Authority, Revenue Bonds (Series E), 5.55%, 12/1/2007	AA+		997,540
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$75,000	Michigan State Housing Development Authority, SFM Revenue Bonds (Series B), 6.95%, 12/1/2020	AA+		$76,398
1,000,000	Michigan State, UT GO Recreation Program Bonds, 5.75% (Original Issue Yield: 5.80%), 11/1/2001	AA+		1,020,250
250,000	Michigan Strategic Fund, LT Obligation Revenue Refunding Bonds (Series A), 7.10% (Ford Motor Co.)/(Original Issue Yield: 7.127%), 2/1/2006	A+		273,973
500,000	Michigan Strategic Fund, LT Obligation Revenue Bonds (Series 1998), 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	A		420,770
4,250,000	Monroe County, MI, Pollution Control Authority, PCR Bonds (Series A), 6.35% (Detroit Edison Co.)/(AMBAC INS), 12/1/2004	AAA		4,438,062
300,000	Oakland & Washtenaw Counties, MI, Revenue Bonds, 6.65% (Oakland Community College District)/(Original Issue Yield: 6.743%), 5/1/2011	AA-		316,197
1,765,000	Oakland County, MI, EDC, LT Obligation Revenue Bonds (Series 1997), 5.50% (Lutheran Social Services of Michigan)/(First of America Bank, LOC), 6/1/2014	Aa3		1,664,130
250,000	Oakland County, MI, LT GO Bonds, Evergreen-Farmington Sewer Disposal, 6.30%, 5/1/2005	AAA		255,963
610,000	Okemos, MI, Public School District, UT GO Q-SBLF Refunding Bonds, 6.00%, 5/1/2002	AA+		627,098
100,000	Ottawa County, MI, LT GO Bonds, Northwest Ottawa Water System, 6.85%, 5/1/2000	AA		100,468
400,000	Plymouth-Canton, MI, Community School District, UT GO Q-SBLF Bonds (Series C), 6.00% (United States Treasury PRF)/(Original Issue Yield: 6.10%), 5/1/2003 (@102)	AA+		417,584
500,000	Plymouth-Canton, MI, Community School District, UT GO Q-SBLF, Refunding Bonds (Series B), 6.80% (United States Treasury PRF)/ (Original Issue Yield: 6.90%), 5/1/2017 (@101)	AA+		518,850
615,000	Riverview, MI, Community School District, UT GO Q-SBLF Bonds, 6.20% (FGIC INS)/(United States Treasury PRF)/(Original Issue Yield: 6.10%), 5/1/2004 (@101.5)	AAA		642,288
570,000	Riverview, MI, Community School District, UT GO Q-SBLF Bonds, 6.20% (FGIC INS)/(United States Treasury PRF)/(Original Issue Yield: 6.00%), 5/1/2003 (@101.5)	AAA		595,291
350,000	Rochester, MI, Community School District, UT GO Q-SBLF Bonds, 6.50% (Michigan State GTD)/(United States Treasury PRF)/(Original Issue Yield: 6.60%), 5/1/2007 (@100)	AA+		362,632
250,000	Rochester, MI, Community School District, UT GO Q-SBLF Bonds, 6.50% (Michigan State GTD)/(United States Treasury PRF)/(Original Issue Yield: 6.75%), 5/1/2011 (@100)	AA+		259,023
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Michigan--continued
$1,170,000	Romulus, MI, Community Schools, UT GO Bonds, 6.00% (Original Issue Yield: 5.40%), 5/1/2011	AAA		$1,221,445
270,000	Shelby Charter Townships, MI, Building Authority, Revenue Bonds, 6.25% (AMBAC INS)/(Original Issue Yield: 6.45%), 11/1/2006	AAA		282,544
230,000	Shelby Charter Townships, MI, Building Authority, Revenue Bonds, 6.25% (AMBAC INS)/(Original Issue Yield: 6.50%), 11/1/2007	AAA		240,686
250,000	University of Michigan, Hospital Revenue Bonds, 7.00% (United States Treasury PRF)/ (Original Issue Yield: 7.25%), 12/1/2021 (@102)	AA		259,833
1,500,000	University of Michigan, Hospital Revenue Refunding Bonds (Series A), 5.70% (Original Issue Yield: 5.80%), 12/1/2004	AA		1,533,315
1,000,000	Wayne County, MI, Airport Revenue Bonds (Series 1998A), 5.00% (Detroit Metropolitan Wayne County Airport)/(MBIA INS)/(Original Issue Yield: 5.29%), 12/1/2019	AAA		858,690
1,000,000	Wayne County, MI, Building Authority, LT GO Capital Improvement Bonds (Series A), 5.35% (MBIA INS)/(Original Issue Yield: 5.40%), 6/1/2009	AAA		1,005,550
2,000,000	Wayne State University, MI, General Revenue Bonds (Series 1999), 5.375%, (FGIC INS)/ (Original Issue Yield: 5.35%),11/15/2014	AAA		1,948,280
1,000,000	Wyandotte, MI, Electric Authority, Refunding Revenue Bonds, 6.25% (MBIA INS)/(Original Issue Yield: 6.628%), 10/1/2017	AAA		1,020,050
885,000	Wyandotte, MI, Electric Authority, Revenue Refunding Bonds, 6.10%, 10/1/2002	AAA		914,063
1,000,000	Yale, MI, Public Schools District, UT GO Q-SBLF Bonds, 5.25% (FSA INS)/(Original Issue Yield: 5.30%), 5/1/2017	Aaa		933,910

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $69,844,223)			70,145,775

	SHORT-TERM MUNICIPALS--1.2%
	Michigan--0.9%
700,000	Bruce Township, MI, Hospital Finance Authority Revenue Bonds (Series 1988A) Weekly VRDNs (Sisters of Charity Health Care System)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	AAA/A-1+		700,000

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	Puerto Rico--0.3%
$200,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139) Weekly VRDNs (AMBAC INS)/ (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	AAA		$200,000

	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			900,000

	TOTAL INVESTMENTS (IDENTIFIED COST $70,744,223)[2]			$71,045,775

Securities that are subject to alternative minimum tax represent 10.0% of the Fund's portfolio as calculated based upon total market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $70,744,223. The net unrealized appreciation of investments on a federal tax basis amounts to $301,552, which is comprised of $1,167,568 appreciation and $866,016 depreciation at February 29, 2000.

Note: The categories of investments are shown as a percentage of net assets ($73,089,740) at February 29, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
PRF	--Prerefunded
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

FEBRUARY 29, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $70,744,223)		$71,045,775
Income receivable		1,231,688
Receivable for investments sold		1,020,000
Receivable for shares sold		75,816
Other assets		24,749

TOTAL ASSETS		73,398,028

Liabilities:
Income distribution payable	$308,288

TOTAL LIABILITIES		308,288

Net assets for 7,029,715 shares outstanding		$73,089,740

Net Assets Consist of:
Paid in capital		$74,465,102
Net unrealized appreciation of investments		301,552
Accumulated net realized loss on investments		(1,676,914)

TOTAL NET ASSETS		$73,089,740

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($73,089,740 ÷ 7,029,715 shares outstanding)		$10.40

Offering Price Per Share (100/97.00 of $10.40)[1]		$10.72

Redemption Proceeds Per Share (100.00/100 of $10.40)[2]		$10.40

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

Investment Income:
Interest			$2,029,356

Expenses:
Investment adviser fee		$145,403
Administrative personnel and services fee		57,517
Custodian fees		2,619
Transfer and dividend disbursing agent fees and expenses		20,899
Directors'/Trustees' fees		1,189
Auditing fees		6,178
Legal fees		1,964
Portfolio accounting fees		25,952
Shareholder services fee		90,877
Share registration costs		7,781
Printing and postage		7,737
Insurance premiums		515
Miscellaneous		1,510

TOTAL EXPENSES		370,141

Waivers:
Waiver of investment adviser fee	$(121,357)
Waiver of shareholder services fee	(65,431)

TOTAL WAIVERS		(186,788)

Net expenses			183,353

Net investment income			1,846,003

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(655,729)
Net change in unrealized appreciation (depreciation) of investments			(921,057)

Net realized and unrealized gain (loss) on investments			(1,576,786)

Change in net assets resulting from operations			$269,217

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,846,003	$3,821,350
Net realized loss on investments ($(655,729) and $(254,529), respectively, as computed for federal tax purposes)	(655,729)	(254,529)
Net change in unrealized appreciation/depreciation	(921,057)	(3,186,245)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	269,217	380,576

Distributions to Shareholders:
Distributions from net investment income	(1,846,003)	(3,821,350)

Share Transactions:
Proceeds from sale of shares	8,707,346	19,980,873
Net asset value of shares issued to shareholders in payment of distributions declared	348,237	859,921
Cost of shares redeemed	(8,898,940)	(20,621,254)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	156,643	219,540

Change in net assets	(1,420,143)	(3,221,234)

Net Assets:
Beginning of period	74,509,883	77,731,117

End of period	$73,089,740	$74,509,883

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) February 29,	Year Ended August 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$10.62	$11.09	$10.85	$10.70	$10.80	$10.59
Income From Investment Operations:
Net investment income	0.26	0.53	0.53	0.54	0.36	0.54
Net realized and unrealized gain (loss) on investments	(0.22)	(0.47)	0.24	0.15	(0.10)	0.21

TOTAL FROM INVESTMENT OPERATIONS	0.04	0.06	0.77	0.69	0.26	0.75

Less Distributions:
Distributions from net investment income	(0.26)	(0.53)	(0.53)	(0.54)	(0.36)	(0.54)

Net Asset Value, End of Period	$10.40	$10.62	$11.09	$10.85	$10.70	$10.80

Total Return[1]	0.43%	0.47%	7.27%	6.59%	4.13%	7.39%

Ratios to Average Net Assets:

Expenses	0.50%[2]	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment	5.08%[2]	4.81%	4.85%	5.00%	4.99%	5.19%

Expenses waivers/reimbursement[3]	0.51%[2]	0.50%	0.55%	0.59%	0.63%	0.65%

Supplemental Data:

Net assets, end of period (000 omitted)	$73,090	$74,510	$77,731	$67,592	$62,785	$60,621

Portfolio turnover	21%	17%	15%	12%	7%	23%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

FEBRUARY 29, 2000 (UNAUDITED)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the state Michigan and Michigan municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $649,939, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$649,939

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees ("Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	832,195	1,815,843
Shares issued to shareholders in payment of distributions declared	33,288	78,349
Shares redeemed	(849,710)	(1,887,770)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	15,773	6,422

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the period ended February 29, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $21,000,000 and $20,100,000 respectively.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended February 29, 2000, were as follows:

Purchases	$15,015,350

Sales	$14,800,289

Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2000, 53.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 19.6% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Michigan Intermediate Municipal Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

FEBRUARY 29, 2000

Federated
Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923302

3032602 (4/00)

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated North Carolina Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust. This report covers the first half of the fund's fiscal year, which is the six-month reporting period from September 1, 1999 through February 29, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

Federated North Carolina Municipal Income Fund is a convenient way for tax-sensitive North Carolina residents to invest for income that is exempt from federal regular income tax and state personal income tax.1 This double tax-free income advantage gives investors the opportunity to earn a greater after-tax yield than they could in a comparable high-quality taxable investment.

During the six-month reporting period, the fund's portfolio of 49 quality holdings paid a monthly dividend stream totaling $0.24 per share. The fund also paid a minimal capital gain of $0.01 per share. In a rising interest rate environment that caused bond prices to decline, the fund's share price decreased from $10.44 to $10.15. As a result, the fund achieved a six-month total return of (0.32%), based on net asset value.2 The fund's net assets totaled $41 million at the end of the reporting period.

Thank you for joining other shareholders of Federated North Carolina Municipal Income Fund in pursuing monthly, double tax-free investment income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
April 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price was (4.79%).

Investment Review

What is your review of the municipal bond marketplace over the reporting period?

Municipal bond market yields continued to follow the rising trend in general interest rates over the reporting period from September of 1999, to February of 2000, as a result of concern over accelerating real economic growth, valuations in the stock market and potential Federal Reserve Board policy changes. By the end of the reporting period, yields increased by 33 basis points to 5.23% in the ten-year area of the AAA general obligation municipal yield curve and by 28 basis points to 5.90% for 30-year maturities. Treasury yields also increased, but not as much as municipal yields, resulting in 30-year A rated municipal bonds yielding over 100% of 30-year treasuries. Municipal bond prices also fell in the face of weak demand for tax exempt securities from both corporations, insurance companies and municipal bond funds. Cash flows in municipal bond funds throughout the industry continued to be net negative over the reporting period as investors used tax-loss selling in their bond funds to offset capital gains in the equity portion of their investment portfolios. The weakness in bond prices, caused by rising rates and weak demand, hurt the Fund's returns. Excluding sales charges, cumulative total returns for the six-month reporting period ended February 29, 2000 was (0.32%) for the Fund's Shares based on net asset value.1

How has the Federated North Carolina Municipal Income Fund, Inc. performed compared to that of its peers?

We were pleased with the Fund's superior performance compared to its peers. We outpaced our peer average by having a greater percentage in higher rated securities and a very neutral portfolio duration. The Fund's 30-day current net yield, or SEC yield on February 29, 2000 was 4.83%.2 The yield represents an increase from the 4.26% SEC yield at the beginning of the period based on net asset value. This represents a taxable equivalent yield of 9.17% based on a combination of state and federal rates.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price was (4.79%).

2 The Fund's 30-day SEC Yield for the period based on offering price was 4.61%.

What are the Fund's top five long-term holdings based on market value?

Description	Rating	Coupon	Market Value	Percentage of Market Value
North Carolina Municipal Power Agency (Catawba Electric) Revenue Bonds (Pre-refunded)	AAA	10.50	$2,340,268	5.61%

Charlotte, NC Airport, Revenue Bonds, Series B (MBIA Insured)	AAA	5.88	$1,970,300	4.72%

Cumberland County, NC Finance Corporation (Detention Center & Mental Health Facility) Insured--FSA Insured	AAA	5.50	$1,894,160	4.54%

Wilmington, NC, Certificates Of Participation (Series A) Insured--MBIA Insured	AAA	5.35	$1,875,524	4.49%

Martin County, NC (Weyerhaeuser Co.)	A	6.00	$1,851,140	4.48%

What was the credit quality as of 2/29/2000?

The Fund had an average portfolio quality rating equivalent to AAA. The allocation is as follows:

AAA	52.8%
AA	18.0%
A	13.0%
BBB	5.9%
A-1/P-1	10.3%

What kind of environment do you see ahead for municipal bonds and how will you position the Fund?

We expect a more positive environment for municipal bonds in the year 2000, as we think most of the rise in long term interest rates has occurred. However, we will continue to target a neutral duration until the direction of economic growth and interest rates is clearer. Other goals include raising the portfolio income by swapping lower yielding securities for higher yielding securities and maintaining the Fund's high credit quality.

Portfolio of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--90.5%
	North Carolina--90.5%
$250,000	Catawba County, NC, GO UT Bonds, 5.70%, 6/1/2003	AA-		$257,125
500,000	Catawba County, NC, GO UT Bonds, 5.75%, 6/1/2007	AA-		518,400
500,000	Catawba County, NC, Hospital Refunding Revenue Bonds, 5.85% (Catawba Memorial Hospital)/(United States Treasury GTD)/(Original Issue Yield: 5.90%), 10/1/2004	AAA		522,205
500,000	Catawba County, NC, Hospital Refunding Revenue Bonds, 5.95% (Catawba Memorial Hospital)/(United States Treasury GTD)/(Original Issue Yield: 6.00%), 10/1/2005	AAA		523,410
2,000,000	Charlotte, NC, Airport, Revenue Bonds, Series B, 5.875% (MBIA INS)/(Original Issue Yield: 5.95%), 7/1/2019	AAA		1,970,300
500,000	Charlotte, NC, GO UT Public Improvement Bonds, 5.30%, 4/1/2008	AAA		506,700
500,000	Chatham County, NC, GO UT Bonds, 5.40%, 4/1/2007	A+		508,955
500,000	Chatham County, NC, GO UT Bonds, 5.40%, 4/1/2010	A+		505,595
2,000,000	Cumberland County, NC, Finance Corp., Installment Payment Revenue Bonds (Series 1999), 5.50% (Detention Center & Mental Health Facility Project)/(FSA INS)/(Original Issue Yield: 5.75%), 6/1/2019	AAA		1,894,160
1,000,000	Cumberland County, NC, GO UT Bonds, 5.70% (Original Issue Yield: 5.78%), 3/1/2017	AA-		1,001,620
1,200,000	Dare County, NC, Utility System Revenue Bonds (Series A), 5.25%, 6/1/2016	AAA		1,135,248
470,000	Duplin County, NC, GO UT Bonds, 5.30% (MBIA INS)/(Original Issue Yield: 5.40%), 4/1/2007	AAA		475,927
500,000	Durham & Wake Counties, NC, Special Airport District, GO UT Refunding Bonds, 5.75% (Original Issue Yield: 5.80%), 4/1/2002	AAA		511,455
1,000,000	Fayetteville, NC, Public Works Commission, Revenue Bonds (Series 1999), 5.70% (Original Issue Yield: 5.79%), 3/1/2019	AAA		979,670
250,000	Fayetteville, NC, Public Works Commission, Revenue Bonds (Series B), 5.90% (FSA LOC)/ (Original Issue Yield: 6.00%), 3/1/2007	AAA		256,535
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	North Carolina--continued
$900,000	Gastonia, NC, Combined Utilities System, Water & Sewer Revenue Bonds, 5.625% (Original Issue Yield: 5.85%), 5/1/2019	AAA		$875,250
500,000	Guilford County, NC, GO UT Bonds, 5.30% (Original Issue Yield: 5.40%), 5/1/2010	AA+		503,285
500,000	Guilford County, NC, GO UT Bonds, 5.30%, 5/1/2009	AA+		504,845
500,000	Guilford County, NC, GO UT Bonds, 5.40% (Original Issue Yield: 5.55%), 4/1/2009	AA+		508,415
1,000,000	Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp. Project)/(Original Issue Yield: 6.42%), 11/1/2024	Baa1		966,840
500,000	Iredell County, NC, Certificates of Participation, 5.50% (FGIC INS)/(Original Issue Yield: 5.60%), 6/1/2001	AAA		506,510
350,000	Iredell County, NC, Certificates of Participation, 6.125% (FGIC INS)/(Original Issue Yield: 6.23%), 6/1/2007	AAA		364,151
1,250,000	Johnston County, NC, Finance Corp., Installment Payment Revenue Bonds, 5.25% (Johnston County, NC)/(FSA LOC)/(Original Issue Yield: 5.377%), 8/1/2021	AAA		1,135,625
2,000,000	Martin County, NC, IFA, (Series 1995) Solid Waste Disposal Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025	A		1,851,140
500,000	Mooresville, NC, Grade School District Facilities, Certificates of Participation, 6.30% (AMBAC INS)/(Original Issue Yield: 6.348%), 10/1/2009	AAA		527,000
500,000	Morganton, NC, GO UT Revenue Bonds, 5.60% (FGIC INS), 6/1/2007	AAA		515,175
500,000	New Hanover County, NC, (Project R-5) GO UT Bonds, 5.40% (Original Issue Yield: 5.45%), 3/1/2009	AA-		507,655
1,000,000	New Hanover County, NC, Public Improvement UT GO Bonds, 5.40%, 11/1/2009	AA-		1,016,110
500,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	BBB		506,085
1,000,000	North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	AA		934,360
1,000,000	North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	AA		1,003,990
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	North Carolina--continued
$1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	A		$972,990
625,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital Project)/(Asset Guaranty INS)/(Original Issue Yield: 5.593%), 10/1/2019	AA		575,400
1,000,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	A		960,080
200,000	North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.95% (Presbyterian Health Services Corp.)/(Original Issue Yield: 6.00%), 10/1/2007	A1		209,214
1,000,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 1999B), 6.50% (Catawba Electric)/(Original Issue Yield: 6.73%), 1/1/2020	BBB+		993,280
1,850,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds, 10.50% (Catawba Electric)/ (United States Treasury GTD), 1/1/2010	AAA		2,340,268
500,000	North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.25% (Catawba Electric)/(AMBAC INS)/(Original Issue Yield: 5.55%), 1/1/2008	AAA		498,215
500,000	North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 5.75% (Catawba Electric)/(AMBAC INS)/(Original Issue Yield: 5.80%), 1/1/2002	AAA		508,275
1,200,000	Piedmont Triad, NC, Airport Authority, Airport Revenue Bonds (Series 1999A), 5.875% (Original Issue Yield: 6.02%), 7/1/2019	AAA		1,203,828
1,500,000	Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/(United States Treasury GTD)/(Original Issue Yield: 5.85%), 12/1/2021	Aaa		1,389,030
500,000	Rowan County, NC, GO UT Bonds, 5.60% (MBIA INS), 4/1/2009	AAA		514,860
600,000	Wake County, NC, Industrial Facilities & PCFA, Revenue Bonds, 6.90% (Carolina Power & Light Co.), 4/1/2009	A		613,182
500,000	Wilmington, NC, Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (Original Issue Yield: 5.76%), 6/1/2018	Aaa		488,250
2,050,000	Wilmington, NC, Certificates of Participation (Series A), 5.35% (Original Issue Yield: 5.45%), 6/1/2024	AAA		1,875,524
Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued
	North Carolina--continued
$500,000	Winston-Salem, NC, GO UT Bonds, 5.40% (Original Issue Yield: 5.50%), 6/1/2011	AAA		$507,330

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $37,837,359)			37,443,467

	SHORT-TERM MUNICIPALS--10.4%
	North Carolina--7.7%
1,100,000	Person County, NC, Industrial Facilities & PCFA, Daily VRDNs (Carolina Power & Light Co.)/(SunTrust Bank, Atlanta LOC)	P-1		1,100,000
2,100,000	Wake County, NC, Industrial Facilities & PCFA, (Series 1990B) Daily VRDNs (Carolina Power & Light Co.)/(Bank of New York, New York LOC)	VMIG1		2,100,000

	TOTAL			3,200,000

	Puerto Rico--2.7%
1,100,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates (Series 1998-139) Weekly VRDNs (AMBAC INS)/(Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	A-1c		1,100,000

	TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST $4,300,000)			4,300,000

	TOTAL INVESTMENTS (IDENTIFIED COST $42,137,359)[2]			$41,743,467

Securities that are subject to alternative minimum tax represent 18.7% of the Fund's portfolio based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $42,137,359. The net unrealized depreciation of investments on a federal tax basis amounts to $393,892, which is comprised of $288,522 appreciation and $682,414 depreciation at February 29, 2000.

Note: The categories of investments are shown as a percentage of net assets ($41,352,079) at February 29, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
PCFA	--Pollution Control Finance Authority
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

FEBRUARY 29, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $42,137,359)		$41,743,467
Cash		74,101
Income receivable		666,258
Receivable for daily variation margin		1,875
Other assets		23,710

TOTAL ASSETS		42,509,411

Liabilities:
Payable for investments purchased	$988,600
Income distribution payable	166,544
Payable for daily variation margin	2,188

TOTAL LIABILITIES		1,157,332

Net Assets for 4,075,644 shares outstanding		$41,352,079

Net Assets Consist of:
Paid in capital		$42,542,985
Net unrealized depreciation of investments and futures transactions		(394,280)
Accumulated net realized loss on investments and futures transactions		(796,626)

TOTAL NET ASSETS		$41,352,079

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($41,352,079 ÷ 4,075,644 shares outstanding)		$10.15

Offering Price Per Share (100/95.50 of $10.15)[1]		$10.63

Redemption Proceeds Per Share (100.00/100 of $10.15)[2]		$10.15

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

Investment Income:
Interest			$1,115,398

Expenses:
Investment adviser fee		$81,053
Administrative personnel and services fee		57,831
Custodian fees		720
Transfer and dividend disbursing agent fees and expenses		13,284
Directors'/Trustees' fees		47
Auditing fees		6,074
Legal fees		6,008
Portfolio accounting fees		21,447
Distribution services fee		50,658
Shareholder services fee		50,658
Share registration costs		12,797
Printing and postage		6,681
Insurance premiums		526
Miscellaneous		5,115

TOTAL EXPENSES		312,899

Waivers and Reimbursements:
Waiver of investment adviser fee	$(81,053)
Waiver of distribution services fee	(50,658)
Reimbursement of other operating expenses	(20,217)

TOTAL WAIVERS AND REIMBURSEMENTS		(151,928)

Net expenses			160,971

Net investment income			954,427

Realized and Unrealized Loss on Investments and Futures Transactions:
Net realized loss on investments and futures transactions			(635,850)
Net change in unrealized depreciation of investments and futures transactions			(470,151)

Net realized and unrealized loss on investments and futures transactions			(1,106,001)

Change in net assets resulting from operations			$(151,574)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months (unaudited) Ended February 29, 2000	Three Months Ended August 31, 1999 [1]	Year Ended May 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$954,427	$435,864	$1,722,921
Net realized gain (loss) on investments and futures transactions ($(635,850), $(159,344) and $181,395, respectively, as computed for federal tax purposes)	(635,850)	(159,344)	181,395
Net change in unrealized depreciation	(470,151)	(903,157)	(440,652)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(151,574)	(626,637)	1,463,664

Distributions to Shareholders:
Distributions from net investment income	(955,347)	(435,689)	(1,722,921)
Distributions from net realized gains	(57,169)	--	(367,968)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,012,516)	(435,689)	(2,090,889)

Share Transactions:
Proceeds from sale of shares	4,596,891	3,798,955	10,238,583
Net asset value of shares issued to shareholders in payment of distributions declared	84,659	34,404	188,967
Cost of shares redeemed	(3,347,256)	(1,766,138)	(5,636,038)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,334,294	2,067,221	4,791,512

Change in net assets	170,204	1,004,895	4,164,287

Net Assets:
Beginning of period	41,181,875	40,176,980	36,012,693

End of period	$41,352,079	$41,181,875	$40,176,980

1 On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the Fund also changed its fiscal year end from May 31 to August 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months (unaudited) Ended February 29,	Three Months Ended August 31,	Year Ended May 31,
	2000	1999 [1]	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$10.44	$10.72	$10.89	$10.57	$10.34	$10.44	$10.17
Income From Investment Operations:
Net investment income	0.24	0.11	0.47	0.45	0.49	0.49	0.48
Net realized and unrealized gain (loss) on investments and futures transactions	(0.28)	(0.28)	(0.07)	0.32	0.23	(0.10)	0.27

TOTAL FROM INVESTMENT OPERATIONS	(0.04)	(0.17)	0.40	0.77	0.72	0.39	0.75

Less Distributions:
Distributions from net investment income	(0.24)	(0.11)	(0.47)	(0.45)	(0.49)	(0.49)	(0.48)
Distributions from net realized gain on investments	(0.01)	--	(0.10)	--	--	--	--

TOTAL DISTRIBUTIONS	(0.25)	(0.11)	(0.57)	(0.45)	(0.49)	(0.49)	(0.48)

Net Asset Value, End of Period	$10.15	$10.44	$10.72	$10.89	$10.57	$10.34	$10.44

Total Return[2]	(0.32%)	(1.56%)	3.65%	7.77%	7.13%	3.72%	7.71%

Ratios to Average Net Assets:

Expenses	0.79%[3]	0.64%[3]	0.52%	0.51%	0.63%	0.52%	0.57%

Net investment income	4.71%[3]	4.27%[3]	4.28%	4.50%	4.60%	4.73%	4.82%

Expense waiver/reimbursement[4]	0.75%[3]	1.22%[3]	0.75%	0.75%	0.75%	0.75%	0.75%

Supplemental Data:

Net assets, end of period (000 omitted)	$41,352	$41,182	$40,177	$36,013	$35,892	$36,872	$39,803

Portfolio turnover	45%	40%	18%	41%	30%	61%	47%

1 On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the Fund also changed its fiscal year end from May 31 to August 31.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

FEBRUARY 29, 2000 (UNAUDITED)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (formerly CCB North Carolina Municipal Securities Fund) (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina.

REORGANIZATION

On July 23, 1999, the CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of Federated Municipal Securities Income Trust and was renamed Federated North Carolina Municipal Income Fund. In addition, the Fund changed its fiscal year end from May 31 to August 31.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. These distributions from net investment income do not represent a return of capital for federal tax purposes. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases municipal bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a municipal bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended February 29, 2000, the Fund had realized losses of $(8,900) on futures contracts.

At February 29, 2000, the Fund had an outstanding futures contract as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized (Depreciation)
June 2000	10 Municipal Bond Index Futures	Short	$(388)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees ("Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended February 29, 2000	Three Months Ended August 31, 1999	[1]	Year Ended May 31, 1999
Shares sold	451,443	360,848		939,308
Shares issued to shareholders in payment of distributions declared	8,318	3,277		17,279
Shares redeemed	(327,930)	(167,597)		(516,525)

NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	131,831	196,528		440,062

1 The Fund changed its fiscal year end from May 31 to August 31.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Federated Investment Management Company became the Fund's investment adviser on July 23, 1999. Prior to July 23, 1999, Central Carolina Bank and Trust Company served as the Fund's investment adviser and received for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Fund shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of the Fund shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to July 23, 1999, the CCB North Carolina Municipal Securities Fund did not pay or accrue a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to July 23, 1999, the CCB North Carolina Municipal Securities Fund did not pay or accrue a shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended February 29, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $21,600,000 and $19,100,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended February 29, 2000, were as follows:

Purchases	$17,374,613

Sales	$19,483,228

Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2000, 33.6% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 7.1% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated North Carolina Municipal Income Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

FEBRUARY 29, 2000

Federated
Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923500

G02671-04 (4/00)

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated New York Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust. This report covers the first half of the fund's fiscal year, which is the six-month reporting period from September 1, 1999 through February 29, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

Federated New York Municipal Income Fund is a convenient way for tax-sensitive New York residents to invest for income that is exempt from federal regular income tax, state income tax and New York City local income tax.1 This double tax-free advantage (triple tax-free for New York City residents) gives investors the opportunity to earn a greater after-tax yield than they could in a comparable high-quality taxable investment.

During the six-month reporting period, the fund's portfolio of quality holdings paid a monthly dividend stream totaling $0.26 per share. In a rising interest rate environment that caused a broad decline in bond prices, the fund's share price decreased from $10.36 to $9.95. As a result, the fund achieved a six-month total return of (1.40%) based on net asset value.2 The fund's net assets totaled $22 million at the end of the reporting period.

Thank you for joining other shareholders of Federated New York Municipal Income Fund in pursuing monthly, double tax-free investment income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
April 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price was (5.86%).

Investment Review

What is your review of the municipal bond marketplace over the reporting period?

Municipal bond market yields continued to follow the rising trend in general interest rates over the reporting period from September 1999 to February 2000, as a result of concern over accelerating real economic growth, valuations in the stock market and potential Federal Reserve Board policy changes. Cash flows in municipal bond funds throughout the industry continued to be net negative over the period as investors used tax-loss selling in their bond funds to offset capital gains in the equity portion of their investment portfolios. The municipal market experienced a significant shift in supply and demand relationships with a lighter new issuance calendar (a decline of 21% over last year) and a lack of institutional demand from funds, insurance companies and arbitrageurs. This technical situation, which existed for most of the calendar year in 1999, kept municipal and treasury yield ratios in a historically cheap range. Yields increased across the municipal yield curve over the six-month reporting period ending February 29, 2000. Yields increased by 33 basis points to 5.23% in the ten-year area of the AAA general obligation municipal yield curve and by 28 basis points to 5.90% for 30-year maturities.

How have New York municipal bonds performed over the reporting period?

Municipal credit quality continues to benefit from the strong U.S. economy, as reflected by the 4 to 1 ratio of municipal credit upgrades to downgrades by Moody's Investors Services. The hospital sector in New York has continued to experience credit deterioration as a result of reductions in Medicare reimbursement from the Federal government. The issuance of new New York municipal debt in January and February 2000 has declined by approximately 34% when compared with the same period during 1999. New York municipal debt was trading with a spread of approximately 28 basis points to the benchmark AAA municipal yield curve at the end of February 2000. This is close to the six-month average of 30.6 basis points.

How has the Federated New York Municipal Income Fund performed with respect to total return and income for the six-month reporting period ended February 29, 2000?

For the six-month reporting period ended February 29, 2000, the Fund produced a total return of (1.40%) based on net asset value.1 The income on the Fund was competitive during the reporting period. The Fund's 30-day current net yield, or SEC yield, on February 29, 2000 was 5.14% based on net asset value.2 The yield represents an increase from the 4.97% SEC yield at the beginning of the period.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price was (5.86%).

2 The Fund's 30-day SEC Yield based on offering price was 4.90%.

What accounted for the Fund's performance?

In general, the total return performance for municipal bond funds was negatively impacted by the general increase in interest rates. Individual bond structure also impacted performance, with many bonds that were premium callable bonds at the beginning of the year becoming discount bonds, and then market discount bonds, increasing their duration in a rising rate environment. The strategy over the reporting period involved taking advantage of increasing interest rates by swapping into securities with higher book yields but similar structural characteristics (duration, maturity and call protection) and credit quality. Portfolio duration has been managed by adjusting cash positions and through the use of a futures hedging strategy which utilizes the municipal futures contract. The focus in New York Municipal Income Fund is to maximize the current yield provided to shareholders. The strategy involves continuously swapping into securities with higher book yields within a rising interest rate environment while managing portfolio duration within highly defined parameters.

What kind of environment do you see ahead for municipal bonds?

The total issuance of long-term municipal bonds is expected to be in the $200 to $230 billion range in the year 2000. The amount of outstanding municipal debt is expected to grow by approximately $80 billion while the stock of treasury debt is falling. This should bias the municipal and treasury yield ratio upward. Relative performance of the municipal market should improve as most of the damage of higher municipal ratios and rising interest rates should have been absorbed in the fiscal year of 1999. Liquidity will continue to be an issue for the municipal market due to a lack of Wall Street analytical resources and reduced institutional demand from arbitrageur and cross-over buyers. Liquidity in the municipal market will also continue to be impacted by the significant amount of bonds in the secondary market with poor structural characteristics (market discounts) which currently have limited appeal for investors.

Portfolio of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--93.5%
		New York--93.5%
$1,000,000		Amherst, NY IDA, Tax-Exempt Lease Revenue Bonds (Series 1997A), 5.55% (KeyBank, N.A. LOC)/(Original Issue Yield: 5.65%), 10/1/2017	A		$1,032,980
500,000		Essex County, NY IDA, PCR Refunding Bonds (Series 1997C), 5.70% (International Paper Co.), 7/1/2016	BBB+		482,705
500,000		Essex County, NY IDA, Solid Waste Disposal Revenue Bonds (Series A), 5.80% (International Paper Co.), 12/1/2019	BBB+		451,300
500,000		Long Island Power Authority, Electric System General Revenue Bonds, (Series 1998A), 5.50% (Original Issue Yield: 5.57%), 12/1/2029	A-		446,790
305,000		Nassau County, NY IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2012	A		332,593
330,000		Nassau County, NY IDA, Civic Facility Revenue Bonds, 6.85% (Hofstra University), 1/1/2013	A		359,855
500,000		Nassau County, NY Tobacco Settlement Corp., Asset-Backed Bonds, (Series A), 6.25% (Original Issue Yield: 6.312%), 7/15/2019	A-		490,875
1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 1995), 6.30% (College of New Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015	Baa2		1,007,060
475,000		New York City, NY IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College), 5/1/2008	NR		502,208
400,000		New York City, NY IDA, Civic Facilities Revenue Bonds, 5.80% (YMCA of Greater NY)/ (Original Issue Yield: 6.10%), 8/1/2016	Baa3		385,592
400,000		New York City, NY IDA, IDRB (Series 1997), 5.75% (Brooklyn Navy Yard Cogeneration Partners, L.P. Project)/(Original Issue Yield: 5.81%), 10/1/2036	BBB-		349,072
400,000		New York City, NY IDA, Revenue Bonds, 5.65% (United Airlines)/(Original Issue Yield: 5.682%), 10/1/2032	BB+		341,356
1,000,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	A		807,350
750,000		New York City, NY IDA, Special Facilities Revenue Bonds, 6.90% (American Airlines), 8/1/2024	BBB-		759,225
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2000B), 6.00% (Original Issue Yield: 6.08%), 11/15/2019	AA		1,008,080
500,000		New York City, NY, GO UT Bonds (Series B), 7.25% (Original Issue Yield: 7.55%), 8/15/2019	A-		550,170
1,000,000		New York State Dormitory Authority, Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/ (Asset Guaranty INS), 7/1/2020	AA		987,760
900,000		New York State Dormitory Authority, Revenue Bonds (Series A), 6.50% (University of Rochester, NY)/(Original Issue Yield: 6.582%), 7/1/2019	A+		928,701
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$1,000,000		New York State Dormitory Authority, Revenue Bonds, 5.50% (Long Island University)/(Asset Guaranty INS)/(Original Issue Yield: 5.75%), 9/1/2020	AA		$917,750
500,000		New York State Dormitory Authority, Revenue Bonds, 6.25% (Nyack Hospital)/(Original Issue Yield: 6.50%), 7/1/2013	Baa2		472,065
1,000,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds, 6.10% (Occidental Petroleum Corp.)/(Original Issue Yield: 6.214%), 11/1/2030	BBB+		909,830
900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	AAA		911,916
1,000,000		New York State HFA, (Series 1995A), Service Contract Obligation Revenue Bonds, 6.375% (Original Issue Yield: 6.45%), 9/15/2015	A-		1,013,980
1,000,000		New York State Medical Care Facilities Finance Agency, FHA-Mortgage Revenue Bonds (Series A), 6.50% (Lockport Memorial Hospital, NY)/ (FHA GTD), 2/15/2035	AA		1,019,880
1,000,000		New York State Medical Care Facilities Finance Agency, Revenue Bonds (Series B), 6.60% (FHA GTD)/(Original Issue Yield: 6.625%), 8/15/2034	AA		1,031,230
2,000,000		New York State Mortgage Agency, Revenue Bonds (Series 40A), 6.70%, 4/1/2025	Aaa		2,057,200
400,000	[2]	Niagara Falls, NY CSD, Certificates of Participation (Series 1998), 5.375% (Original Issue Yield: 5.42%), 6/15/2028	BBB-		336,644
500,000		Port Authority of New York and New Jersey, Revenue Bonds (Series 96), 6.60% (FGIC INS)/(Original Issue Yield: 6.65%), 10/1/2023	AAA		525,470
500,000		Suffolk County, NY IDA, IDRB (Series 1998), 5.50%,(Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.528%), 1/1/2023	NR		417,050

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $21,082,363)			20,836,687

		SHORT-TERM MUNICIPALS--4.9%
		New York--4.9%
700,000		New York City, NY IDA, IDRB Daily VRDNs (Nippon Cargo Airlines Co.)/(Industrial Bank of Japan Ltd., Tokyo LOC)	BBB+		700,000
400,000		New York City, NY Transitional Finance Authority, (Series 1998A-1) Weekly VRDNs (Morgan Guaranty Trust Co., New York LIQ)	AA		400,000

		TOTAL SHORT-TERM MUNICIPALS			1,100,000

		TOTAL INVESTMENTS (IDENTIFIED COST $22,182,363)[3]			$21,936,687

Securities subject to alternative minimum tax represent 34.0% of the fund's portfolio based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Trustees. At February 29, 2000, these securities amounted to $336,644 which represents 1.5% of net assets.

3 The cost of investments for federal tax purposes amounts to $22,182,363. The net unrealized depreciation of investments on a federal tax basis amounts to $245,676, which is comprised of $449,344 appreciation and $695,020 depreciation at February 29, 2000.

Note: The categories of investments are shown as a percentage of net assets ($22,292,825) at February 29, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CSD	--Central School District
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

FEBRUARY 29, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $22,182,363)		$21,936,687
Cash		89,269
Income receivable		351,595
Other assets		11,550

TOTAL ASSETS		22,389,101

Liabilities:
Income distribution payable	$96,276

TOTAL LIABILITIES		96,276

Net assets for 2,240,786 shares outstanding		$22,292,825

Net Assets Consist of:
Paid in capital		$23,914,336
Net unrealized depreciation of investments		(245,676)
Accumulated net realized loss on investments		(1,375,835)

TOTAL NET ASSETS		$22,292,825

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($22,292,825 ÷ 2,240,786 shares outstanding)		$9.95

Offering Price Per Share (100/95.50 of $9.95)[1]		$10.42

Redemption Proceeds Per Share (100.00/100 of $9.95)[2]		$9.95

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

Investment Income:
Interest			$696,814

Expenses:
Investment adviser fee		$46,148
Administrative personnel and services fee		55,926
Custodian fees		664
Transfer and dividend disbursing agent fees and expenses		15,033
Directors'/Trustees' fees		1,046
Auditing fees		6,058
Legal fees		1,731
Portfolio accounting fees		23,343
Distribution services fee		57,685
Shareholder services fee		28,843
Share registration costs		6,458
Printing and postage		8,692
Insurance premiums		663
Miscellaneous		1,111

TOTAL EXPENSES		253,401

Waivers and Reimbursements:
Waiver of investment adviser fee	$(46,148)
Waiver of distribution services fee	(55,378)
Waiver of shareholder services fee	(2,307)
Reimbursement of other operating expenses	(60,613)

TOTAL WAIVERS AND REIMBURSEMENTS		(164,446)

Net expenses			88,955

Net investment income			607,859

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(344,632)
Net change in unrealized depreciation of investments			(606,059)

Net realized and unrealized loss on investments			(950,691)

Change in net assets resulting from operations			$(342,832)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$607,859	$1,241,404
Net realized loss on investments ($(344,632) and $(43,863), respectively, as computed for federal tax purposes)	(344,632)	(43,863)
Net change in unrealized depreciation	(606,059)	(1,484,014)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(342,832)	(286,473)

Distributions to Shareholders:
Distributions from net investment income	(607,859)	(1,241,404)

Share Transactions:
Proceeds from sale of shares	1,660,476	5,840,749
Net asset value of shares issued to shareholders in payment of distributions declared	161,506	551,435
Cost of shares redeemed	(2,925,326)	(4,868,867)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,103,344)	1,523,317

Change in net assets	(2,054,035)	(4,560)

Net Assets:
Beginning of period	24,346,860	24,351,420

End of period	$22,292,825	$24,346,860

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) February 29,	Year Ended August 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$10.36	$11.00	$10.62	$10.17	$10.13	$10.10
Income From Investment Operations:
Net investment income	0.26	0.53	0.54	0.56	0.58	0.57
Net realized and unrealized gain (loss) on investments	(0.41)	(0.64)	0.38	0.45	0.04	0.03

TOTAL FROM INVESTMENT OPERATIONS	(0.15)	(0.11)	0.92	1.01	0.62	0.60

Less Distributions:
Distributions from net investment income	(0.26)	(0.53)	(0.54)	(0.56)	(0.58)	(0.57)

Net Asset Value, End of Period	$ 9.95	$10.36	$11.00	$10.62	$10.17	$10.13

Total Return[1]	(1.40%)	(1.11%)	8.83%	10.13%	6.18%	6.41%

Ratios to Average Net Assets:

Expenses	0.77%[2]	0.70%	0.71%	0.66%	0.60%	0.59%

Net investment income	5.27%[2]	4.89%	4.96%	5.34%	5.62%	5.94%

Expense waivers/reimbursement[3]	1.43%[2]	1.51%	1.60%	1.75%	1.93%	1.74%

Supplemental Data:

Net assets, end of period (000 omitted)	$22,293	$24,347	$24,351	$22,386	$21,932	$21,600

Portfolio turnover	20%	24%	30%	59%	11%	55%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

FEBRUARY 29, 2000 (UNAUDITED)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of New York and New York municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At August 31, 1999, the Fund, for federal tax purposes, had a capital loss carryforward of $907,100, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$907,100

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counter-parties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	164,903	534,622
Shares issued to shareholders in payment of distributions declared	16,013	50,762
Shares redeemed	(290,272)	(448,964)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(109,356)	136,420

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver or reimbursement at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.50% of the average daily net assets of the Fund shares, annually, to compensate FSC.

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended February 29, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,600,000 and $7,900,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended February 29, 2000, were as follows:

Purchases	$4,466,160
Sales	$6,204,051

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2000, 23.1% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.7% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated New York Municipal Income Fund

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

FEBRUARY 29, 2000

Federated
Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923401

4031009 (4/00)

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Ohio Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust. This report covers the first half of the fund's fiscal year, which is the six-month reporting period from September 1, 1999 through February 29, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

Federated Ohio Municipal Income Fund is a convenient way for tax-sensitive Ohio residents to invest for income that is exempt from federal regular income tax and state income tax.1 This double tax-free advantage gives investors the opportunity to earn a greater after-tax yield than they could in a comparable high-quality taxable investment.

During the six-month reporting period, the fund's portfolio of 52 quality holdings paid a monthly dividend stream totaling $0.27 per share. In a rising interest rate environment that caused a broad decline in bond prices, the fund's share price decreased from $11.11 to $10.72. As a result, the fund achieved a six-month total return of (1.07%) based on net asset value.2 The fund's net assets totaled $75 million at the end of the reporting period.

Thank you for joining other shareholders of Federated Ohio Municipal Income Fund in pursuing monthly, double tax-free investment income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
April 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price was (2.99%).

Investment Review

What is your review of the municipal bond marketplace over the reporting period?

Municipal bond market yields continued to follow the rising trend in general interest rates over the period from September 1999 to February 2000, as a result of concern over accelerating real economic growth, valuations in the stock market and potential Federal Reserve Board policy changes. Cash flows in municipal bond funds throughout the industry continued to be net negative over the reporting period as investors used tax-loss selling in their bond funds to offset capital gains in the equity portion of the investment portfolios. The municipal market experienced a significant shift in supply and demand relationships with a lighter new issuance calendar (a decline of 21% over last year) and a lack of institutional demand from funds, insurance companies and arbitrageurs. This technical situation, which existed for most of the calendar year in 1999, kept municipal and treasury yield ratios in a historically cheap range. Yields increased across the municipal yield curve over the six-month reporting period ending February 29, 2000. Yields increased by 33 basis points to 5.23% in the ten-year area of the AAA general obligation municipal yield curve and by 28 basis points to 5.90% for 30-year maturities.

How have Ohio municipal bonds performed over the reporting period?

Municipal credit quality continues to benefit from the strong U.S. economy, as reflected by the 4 to 1 ratio of municipal credit upgrades to downgrades by Moody's Investors Services. The hospital sector in Ohio has continued to experience credit deterioration as a result of reductions in Medicare reimbursement from the Federal government. The issuance of new Ohio municipal debt in January and February 2000 has declined by approximately 38% when compared with the same period during 1999. High quality Ohio municipal debt was trading with a spread of approximately 7 basis points to general market yields at the end of February 2000. This negative spread to the general market reflects the fact that the amount of Ohio municipal debt being issued so far this year has declined significantly relative to last year.

How has the Federated Ohio Municipal Income Fund performed with respect to total return and income for the six-month reporting period ended February 29, 2000?

For the six-month reporting period ended February 29, 2000, the Fund produced a total return of (1.07%) based on net asset value.1 The income on the Fund was competitive during the reporting period. The Fund's 30-day current net yield, or SEC yield, on February 29, 2000 was 4.96% based on the net asset value.2 The yield represents a increase from the 4.48% SEC yield at the beginning of the reporting period.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price was (2.99%).

2 The 30-day SEC Yield based on offering price was 4.91%.

What accounted for the Fund's performance?

In general, the total return performance for municipal bond funds was negatively impacted by the general increase in interest rates. Credit spread widening in the health sector impacted those municipal bond funds which had exposure to hospitals and continuing care retirement centers. Individual bond structure also impacted performance, with many bonds that were premium callable bonds at the beginning of the year becoming discount bonds, and then market discount bonds, increasing their duration in a rising rate environment. The strategy over the reporting period involved taking advantage of increasing interest rates by swapping into securities with higher book yields but similar structural characteristics (duration, maturity and call protection) and credit quality. Portfolio duration has been managed by adjusting cash positions and through the use of a futures hedging strategy which utilizes the municipal futures contract. The focus in the Ohio municipal bond fund is to maximize the current yield provided to shareholders. The strategy involves continuously swapping into securities with higher book yields within a rising interest rate environment while managing portfolio duration within highly defined parameters.

What kind of environment do you see ahead for municipal bonds?

The total issuance of long-term municipal bonds is expected to be in the $200 to $230 billion range in 2000. The amount of outstanding municipal debt is expected to grow by approximately $80 billion while the stock of treasury debt is falling. This should bias the municipal and treasury yield ratio upward. Relative performance of the municipal market should improve as most of the damage of higher municipal ratios and rising interest rates should have been absorbed in the fiscal year of 1999. Liquidity will continue to be an issue for the municipal market due to a lack of Wall Street analytical resources and reduced institutional demand from arbitrageur and cross-over buyers. Liquidity in the municipal market will also continue to be impacted by the significant amount of bonds in the secondary market with poor structural characteristics (market discounts) which currently have limited appeal for investors.

Portfolio of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--90.4%
		Ohio--85.1%
$1,000,000		Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020	AA-		$975,810
300,000		Bellefontaine, OH, Storm Water Utility, UT GO Bonds, 7.05%, 6/1/2011	A		312,687
500,000		Brunswick, OH, UT GO Bonds, 7.35% (Original Issue Yield: 7.446%), 12/1/2010	A1		521,810
1,000,000		Cleveland, OH, Airport System, Revenue Bonds (Series 1997A), 5.125% (FSA INS)/(Original Issue Yield: 5.41%), 1/1/2022	AAA		861,000
2,500,000		Cleveland, OH, Airport System, Revenue Bonds (Series A), 6.00% (FGIC INS)/(Original Issue Yield: 6.378%), 1/1/2024	AAA		2,457,775
2,000,000		Cleveland, OH, Public Power System, Revenue Bonds, First Mortgage/(MBIA INS) (United State Treasury PRF)/(Series A), 7.00% (Original Issue Yield: 7.15%), 11/15/2024 (@ 102)	AAA		2,203,760
2,600,000		Columbus, OH, Municipal Airport Authority, Improvement Revenue Bonds, 6.25% (Port Columbus International Airport)/(Original Issue Yield: 6.35%), 1/1/2024	AAA		2,614,222
1,000,000		Columbus, OH, Tax Increment Financing Bonds (Series 1999), 5.30% (Easton Project)/(AMBAC INS)/(Original Issue Yield: 5.33%), 12/1/2019	AAA		933,880
500,000		Cuyahoga County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Benjamin Rose Institute)/(Original Issue Yield: 5.75%), 12/1/2028	NR		374,260
1,500,000		Cuyahoga County, OH, Hospital Authority, Revenue Bonds, 6.25% (Meridia Health System)/(Original Issue Yield: 6.80%), 8/15/2024	AAA		1,608,165
2,000,000		Evergreen, OH, Local School District, UT GO Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.72%), 12/1/2024	Aaa		1,919,880
1,000,000		Forest Hills, OH, Local School District, UT GO Bonds, 5.70% (MBIA INS), 12/1/2016	AAA		1,002,290
1,000,000		Franklin County, OH, Development Revenue Bonds (Series 1999), 5.80% (American Chemical Society)/(Original Issue Yield: 5.83%), 10/1/2014	A		1,001,900
1,500,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	NR		1,185,630
500,000		Franklin County, OH, Hospital Facility Authority, Hospital Revenue Refunding & Improvement Bonds, 7.25% (Riverside United Methodist Hospital) (MBIA INS)/(Original Issue Yield: 7.29%), 5/15/2020	AAA		513,170
2,000,000		Franklin County, OH, Hospital Facility Authority, Revenue Refunding Bonds (Series A), 5.75% (Riverside United Methodist Hospital)/ (Original Issue Yield: 6.10%), 5/15/2020	Aa3		1,865,300
1,000,000		Franklin County, OH, Revenue Bonds (Series 1998A), 5.20% (Online Computer Library Center Inc.), 10/1/2020	A		887,190
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$1,300,000		Hamilton County, OH, Health System, Revenue Refunding Bonds, Providence Hospital, 6.875% (Franciscan Sisters of Christian Charity HealthCare Ministry, Inc.)/(Original Issue Yield: 7.05%), 7/1/2015	BBB		$1,378,741
700,000		Hamilton County, OH, Hospital Facilities Authority, Revenue Refunding & Improvement Bonds, 7.00% (Deaconess Hospital)/(Original Issue Yield: 7.046%), 1/1/2012	A-		733,040
2,000,000		Hamilton County, OH, Hospital Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Bethesda Hospital)/(Original Issue Yield: 6.55%), 1/1/2012	A		2,045,340
1,000,000		Hamilton County, OH, Sales Tax Bonds (Series 1998A), 4.75% (Hamilton County, OH, Football Project)/(MBIA INS)/(Original Issue Yield: 4.93%), 12/1/2017	AAA		859,120
1,010,000		Kent State University, OH, General Receipts Revenue Bonds, 6.00% (Original Issue Yield: 6.09%), 5/1/2024	AAA		1,013,565
440,000		Lakewood, OH, Hospital Improvement Authority, Revenue Refunding Bonds (Series One), 6.00% (Lakewood Hospital, OH)/(Original Issue Yield: 6.90%), 2/15/2010	AAA		440,638
1,500,000		Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(MBIA INS) (Original Issue Yield: 5.53%), 2/1/2021	BBB		1,145,040
1,000,000		Mahoning Valley, OH, Sanitary District, Water Revenue Refunding Bonds (Series 1999), 5.75% (Original Issue Yield: 5.85%), 11/15/2016	AAA		999,370
1,000,000		Marion County, OH, Hospital Authority, Hospital Refunding & Improvement Revenue Bonds (Series 1996), 6.375% (Community Hospital of Springfield)/(Original Issue Yield: 6.52%), 5/15/2011	BBB+		947,410
420,000		Marysville, OH, LT Sewer System GO Bonds, 7.15%, 12/1/2011	A2		438,249
2,185,000		Medina, OH, City School District, LT GO Bonds (Series 1999), 5.125% (FGIC INS)/(Original Issue Yield: 5.30%), 12/1/2019	AAA		1,964,555
1,000,000		Miami County, OH, Hospital Facilities Revenue Refunding & Improvement Bonds (Series 1996A), 6.375% (Upper Valley Medical Center, OH)/(Original Issue Yield: 6.62%), 5/15/2026	BBB		874,710
1,500,000		Montgomery County, OH, Health Care Facilities, Revenue Refunding Bonds (Series 1997), 5.50% (Franciscan Medical Center-Dayton Campus)/(Original Issue Yield: 5.551%), 7/1/2018	BBB		1,526,700
1,000,000		Moraine, OH, Solid Waste Disposal Authority, Revenue Bonds, 6.75% (General Motors Corp. Project)/(Original Issue Yield: 6.80%), 7/1/2014	A		1,079,860
9,105,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series B-2), 6.70% (GNMA COL), 3/1/2025	AAA		9,262,972
100,000		Ohio HFA, SFM Revenue Bonds (Series A), 7.80% (GNMA COL), 3/1/2030	AAA		101,755
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Ohio--continued
$3,000,000		Ohio State Air Quality Development Authority, Revenue Refunding Bonds, 6.375% (JMG Funding Limited Partnership)/(AMBAC INS)/ (Original Issue Yield: 6.493%), 1/1/2029	AAA		$3,044,820
1,500,000		Ohio State, Education Loan Revenue Bonds (Series 1997A), 5.85%, 12/1/2019	AAA		1,457,955
2,000,000		Ohio State Higher Education Facility, Revenue Bonds, 5.85% (John Carroll University, OH)/ (Original Issue Yield: 6.05%), 4/1/2020	A2		1,948,060
1,500,000		Ohio State, Solid Waste Disposal Revenue Bonds, 6.05% (USG Corp.), 8/1/2034	BBB+		1,358,340
1,000,000		Ohio State University, General Receipts Revenue Bonds (Series 1999A), 5.75% (Original Issue Yield: 5.82%), 12/1/2019	AA		994,640
2,000,000		Olentangy, OH, Local School District, UT GO Bonds, 5.25% (Original Issue Yield: 5.46%), 12/1/2017	AA-		1,867,320
1,000,000		Parma, OH, Hospital Improvement and Revenue Refunding Bonds, 5.375% (Parma Community General Hospital Association)/ (Original Issue Yield: 5.45%), 11/1/2029	A-		788,100
1,000,000		Portage County, OH, Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019	AAA		981,980
500,000		Tiffin, OH, LT GO Bonds, 7.10%, 12/1/2011	A3		526,415
2,000,000	[2]	Toledo-Lucas County, OH, Port Authority, Port Facilities Revenue Refunding Bonds, 5.90% (Cargill, Inc.)/(Original Issue Yield: 5.981%), 12/1/2015	Aa3		2,000,420
1,500,000		Toledo-Lucas County, OH, Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	Baa2		1,459,485
1,115,000		Warren County, OH, Special Assessment UT GO Bonds, 5.50%, 12/1/2017	Aa2		1,087,158

		TOTAL			63,564,487

		Puerto Rico--4.4%
1,200,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series T), 6.375%, (Original Issue Yield: 6.58%), 7/1/2024	AAA		1,299,312
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securites (Series PA 331A), 8.065% (AMBAC INS), 7/1/2013	NR		1,019,640
1,000,000	[2]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities (Series PA 331B), 8.065% (AMBAC INS), 7/1/2014	NR		1,008,720

		TOTAL			3,327,672

		Virgin Islands--0.9%
670,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/ (Original Issue Yield: 6.522%), 3/1/2025	AAA		677,873

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $68,283,161)			67,570,032

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--7.1%
		Ohio--7.1%
$1,000,000		Ohio State Air Quality Development Authority, (Series B) Daily VRDNs (Cincinnati Gas and Electric Co.)/(Canadian Imperial Bank of Commerce LOC)	AA-		$1,000,000
2,300,000		Ohio State Air Quality Development Authority, Revenue Bonds (Series B) Daily VRDNs (Cincinnati Gas and Electric Co.)/(J.P. Morgan Delaware, Wilmington LOC)	AAA		2,300,000
1,980,000		Stark County, OH, IDR Weekly VRDNs (Shearer's Foods, Inc.)/(Bank One, N.A. (Ohio) LOC)	NR		1,980,000

		TOTAL SHORT TERM MUNICIPALS (AMORTIZED COST)			5,280,000

		TOTAL INVESTMENTS (IDENTIFIED COST $73,563,161)[3]			$72,850,032

Securities that are subject to alternative minimum tax represent 34.2% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Trustees. At February 29, 2000, these securities amounted to $4,028,780 which represents 5.4% of net assets.

3 The cost of investments for federal tax purposes amounts to $73,563,161. The net unrealized depreciation of investments on a federal tax basis amounts to $713,129, which is comprised of $1,612,059 appreciation and $2,325,188 depreciation at February 29, 2000.

Note: The categories of investments are shown as a percentage of net assets ($74,681,024) at February 29, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HFA	--Housing Finance Authority
IDR	--Industrial Development Revenue
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PRF	--Prefunded
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

FEBRUARY 29, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $73,563,161)		$72,850,032
Cash		35,783
Income receivable		1,193,754
Receivable for investments sold		955,000
Receivable for shares sold		13,967
TOTAL ASSETS		75,048,536

Liabilities:
Payable for shares redeemed	$147,332
Income distribution payable	200,011
Payable for daily variation margin	468
Accrued expenses	19,701
TOTAL LIABILITIES		367,512

Net assets for 6,967,676 shares outstanding		$74,681,024

Net Assets Consist of:
Paid in capital		$76,654,269
Net unrealized depreciation of investments and futures transactions		(713,710)
Accumulated net realized loss on investments and futures transactions		(1,168,395)
Distributions in excess of net investment income		(91,140)

TOTAL NET ASSETS		$74,681,024

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset Value Per Share ($74,681,024 ÷ 6,967,676 shares outstanding)		$10.72

Offering Price Per Share (100/99.00 of $10.72)[1]		$10.83

Redemption Proceeds Per Share (99.00/100 of $10.72)[2]		$10.61

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Sales Charge When You Redeem" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

Investment Income:
Interest			$2,298,484

Expenses:
Investment adviser fee		$154,674
Administrative personnel and services fee		56,712
Custodian fees		1,514
Transfer and dividend disbursing agent fees and expenses		30,336
Directors'/Trustees' fees		1,813
Auditing fees		6,091
Legal fees		2,027
Portfolio accounting fees		23,757
Distribution services fee		154,674
Shareholder services fee		96,671
Share registration costs		8,889
Printing and postage		13,526
Insurance premiums		763
Miscellaneous		1,810

TOTAL EXPENSES		553,257

Waivers:
Waiver of investment adviser fee	$(106,868)
Waiver of distribution services fee	(92,804)
Waiver of shareholder services fee	(3,867)

TOTAL WAIVERS		(203,539)

Net expenses			349,718

Net investment income			1,948,766

Realized and Unrealized Loss on Investments and Futures Transactions:
Net realized loss on investments and futures transactions			(751,266)
Net change in unrealized depreciation of investments and futures transactions			(2,132,475)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS			(2,883,741)

Change in net assets resulting from operations			$(934,975)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,948,766	$3,867,962
Net realized loss on investments and futures transactions ($(751,266) and $(118,811), respectively, as computed for federal tax purposes)	(751,266)	(118,811)
Net change in unrealized depreciation	(2,132,475)	(4,645,424)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(934,975)	(896,273)

Distributions to Shareholders:
Distributions from net investment income	(1,929,984)	(3,987,825)
Distributions from net realized gains	--	(484,220)
Distributions in excess of net realized gains	--	(298,322)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,929,984)	(4,770,367)

Share Transactions:
Proceeds from sale of shares	4,728,498	16,135,809
Net asset value of shares issued to shareholders in payment of distributions declared	993,182	2,707,727
Cost of shares redeemed	(10,377,940)	(11,249,058)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,656,260)	7,594,478

Change in net assets	(7,521,219)	1,927,838

Net Assets:

Beginning of period	82,202,243	80,274,405

End of period	$74,681,024	$82,202,243

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) February 29,	Year Ended August 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$11.11	$11.91	$11.53	$11.21	$11.22	$11.01
Income From Investment Operations:
Net investment income	0.27	0.55	0.56	0.59	0.60	0.60
Net realized and unrealized gain (loss) on investments	(0.39)	(0.67)	0.40	0.32	(0.01)	0.20

TOTAL FROM INVESTMENT OPERATIONS	(0.12)	(0.12)	0.96	0.91	0.59	0.80

Less Distributions:
Distributions from net investment income	(0.27)	(0.57)	(0.56)	(0.59)	(0.60)	(0.59)
Distributions from net realized gain on investments	--	(0.07)	(0.02)	--	--	--
Distributions in excess of net realized gains on investments	--	(0.04)	--	--	--	--

TOTAL DISTRIBUTIONS	(0.27)	(0.68)	(0.58)	(0.59)	(0.60)	(0.59)

Net Asset Value, End of Period	$10.72	$11.11	$11.91	$11.53	$11.21	$11.22

Total Return[1]	(1.07%)	(1.14%)	8.56%	8.34%	5.34%	7.65%

Ratios to Average Net Assets:

Expenses	0.90%[2]	0.90%	0.90%	0.90%	0.90%	0.90%

Net investment income	5.04%[2]	4.71%	4.80%	5.19%	5.28%	5.53%

Expense waiver/reimbursement[3]	0.53%[2]	0.51%	0.51%	0.58%	0.58%	0.60%

Supplemental Data:

Net assets, end of period (000 omitted)	$74,681	$82,202	$80,274	$75,506	$70,568	$70,532

Portfolio turnover	19%	19%	23%	38%	11%	33%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

FEBRUARY 29, 2000 (UNAUDITED)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Ohio Municipal Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases municipal bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a municipal bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

For the period ended February 29, 2000, the Fund had realized losses of ($17,100) on future contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At February 29, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized (Depreciation)
June 2000	15 Municipal Bond Index	Short	$(581)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees ("Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended February 29, 2000	Year Ended August 31, 1999
Shares sold	435,759	1,386,959
Shares issued to shareholders in payment of distributions declared	92,154	232,018
Shares redeemed	(957,960)	(962,035)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(430,047)	656,942

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class of shares.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.40% of the average daily net assets of the Fund, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended February 29, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $22,580,000 and $25,100,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended February 29, 2000, were as follows:

Purchases	$13,315,406

Sales	$16,377,318

CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2000, 27.3% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported by (backed) by a letter of credit from any one institution or agency did not exceed 9.6% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Ohio Municipal Income Fund

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

FEBRUARY 29, 2000

Federated
Federated Ohio Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923609

2032305 (4/00)

SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to shareholders of Federated Pennsylvania Municipal Income Fund, a portfolio of Federated Municipal Securities Income Trust. This report covers the first half of the fund's fiscal year, which is the six-month reporting period from September 1, 1999 through February 29, 2000. The report begins with a discussion with the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

Federated Pennsylvania Municipal Income Fund is a convenient way for tax-sensitive Pennsylvania residents to invest for income that is exempt from federal regular income tax and state income tax.1 This double tax-free advantage gives investors the opportunity to earn a greater after-tax yield than they could in a comparable high-quality taxable investment.

During the six-month reporting period, the fund's portfolio of quality holdings paid a monthly dividend stream totaling $0.27 per share for Class A Shares and $0.23 for Class B Shares. In a rising interest rate environment that caused bond prices to fall, the fund's share price decreased. As a result, the fund's Class A Shares and Class B Shares produced six-month total returns of (1.59%) and (2.06%), respectively, based on net asset value.2 The fund's net assets reached $237.5 million at the end of the reporting period.

Thank you for joining other shareholders of Federated Pennsylvania Municipal Income Fund in pursuing monthly, double tax-free investment income. Of course, you have the option of receiving income from the fund or building your account by reinvesting your dividends and compounding tax free.

Sincerely,

Richard B. Fisher

Richard B. Fisher
President
April 15, 2000

1 Income may be subject to the federal alternative minimum tax.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total return for the six-month reporting period based on offering price for Class A Shares and Class B Shares was (6.04%) and (7.33%), respectively.

Investment Review

What is your review of the municipal bond marketplace over the reporting period?

Municipal bond market yields continued to follow the rising trend in general interest rates over the reporting period from September of 1999, to February of 2000, as a result of concern over accelerating real economic growth, valuations in the stock market and potential Federal Reserve Board policy changes. Cash flows in municipal bond funds throughout the industry continued to be net negative over the reporting period as investors used tax-loss selling in their bond funds to offset capital gains in the equity portion of their investment portfolios. The municipal market experienced a significant shift in supply and demand relationships with a lighter new issuance calendar (a decline of 21% over last year) and a lack of institutional demand from funds, insurance companies and arbitrageurs. This technical situation which existed for most of the calendar year in 1999 kept municipal and treasury yield ratios in a historically cheap range. Yields increased across the municipal yield curve over the six-month reporting period ending February 29, 2000. Yields increased by 33 basis points to 5.23% in the ten-year area of the AAA general obligation municipal yield curve and by 28 basis points to 5.90% for 30-year maturities.

How have Pennsylvania municipal bonds performed over the reporting period?

Municipal credit quality continues to benefit from the strong U.S. economy, as reflected by the 4 to 1 ratio of municipal credit upgrades to downgrades by Moody's Investors Services. The hospital sector in Pennsylvania has continued to experience credit deterioration as the result of reductions in Medicare reimbursement from the federal government. The issuance of new Pennsylvania municipal debt so far this year has declined by approximately 79% when compared with the same period during 2000. Pennsylvania municipal debt was trading with a spread of approximately 32 basis points to the benchmark AAA municipal yield curve at the end of February, 2000. This is close to the six month average of 30.3 basis points.

How has the Federated Pennsylvania Municipal Income Fund performed with respect to total return and income for the six-month reporting period ended February 29, 2000?

For the six-month period ended February 29, 2000, the fund's Class A Shares and Class B Shares produced total returns of (1.59%) and (2.06%), respectively, based on net asset value.1 The income of the Fund was competitive during the reporting period. The Fund's 30-day current net yield, or SEC yield, on February 29, 2000 was 5.15% for Class A Shares based on the net asset value.2 The yield represents an increase from the 4.64% SEC yield at the beginning of the reporting period.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The total returns for the six-month reporting period based on offering price for Class A Shares and Class B Shares were (6.04%) and (7.33%), respectively.

2 The 30-day SEC Yields for the period for Class A Shares (based on offering price) and Class B Shares (at net asset value) were 4.91% and 4.38%, respectively.

What accounted for the Fund's performance?

In general, the total return performance for municipal bond funds was negatively impacted by the general increase in interest rates. Credit spread widening in the health sector impacted those municipal bond funds, which had exposure to hospitals and continuing care retirement centers. Individual bond structure also impacted performance, with many bonds that were premium callable bonds at the beginning of the year becoming discount bonds, and then market discount bonds, increasing their duration in a rising rate environment. The strategy over the reporting period involved taking advantage of increasing interest rates by swapping into securities with higher book yields but similar structural characteristics (duration, maturity, call protection and credit quality). Portfolio duration has been managed by adjusting cash positions and through the use of a futures hedging strategy which utilizes the municipal futures contract. The focus in the Pennsylvania Municipal Bond Fund is to maximize the current yield provided to shareholders. The strategy involves continuously swapping into securities with higher book yields within a rising interest rate environment while managing portfolio duration within highly defined parameters.

What kind of environment do you see ahead for municipal bonds?

The total issuance of long term municipal bonds is expected to be in the $200 to $230 billion range in the year 2000. The amount of outstanding municipal debt is expected to grow by approximately $80 billion while the stock of treasury debt is falling. This should bias the municipal and treasury yield ratio upward. Relative performance of the municipal market should improve as most of the damage of higher municipal ratios and rising interest rates should have been absorbed in the fiscal year of 1999. Liquidity will continue to be an issue for the municipal market due to a lack of Wall Street analytical resources and reduced institutional demand from arbitrageur and cross-over buyers. Liquidity in the municipal market will also continue to be impacted by the significant amount of bonds in the secondary market with poor structural characteristics (market discounts) which currently have limited appeal for investors.

Portfolio of Investments

FEBRUARY 29, 2000 (UNAUDITED)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--92.7%
		Pennsylvania--91.8%
$4,250,000		Allegheny County, PA, Airport Authority, Airport Refunding Revenue Bonds, Series 1999, 6.125% (Pittsburgh International Airport), 1/1/2017	AAA		$4,303,295
2,000,000		Allegheny County, PA, HDA, Health & Education Revenue Bonds, 7.00% (Rehabilitation Institute of Pittsburgh)/(United States Treasury PRF)/(Original Issue Yield: 7.132%), 6/1/2002 (@102)	NR		2,125,560
1,500,000		Allegheny County, PA, HDA, Hospital Revenue Bonds, Series 1997, 5.75% (St. Francis Medical Center, PA)/(Original Issue Yield: 6.00%), 5/15/2017	Baa1		1,232,070
2,000,000		Allegheny County, PA, HDA, Refunding Revenue Bonds, Series 1998A, 5.125% (South Hills Health System)/(Original Issue Yield: 5.34%), 5/1/2023	A2		1,579,580
1,500,000		Allegheny County, PA, HDA, Refunding Revenue Bonds, Series 1998A, 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	A2		1,152,810
4,000,000		Allegheny County, PA, HDA, Revenue Bonds, Series 1997B, 5.00% (UPMC Health System)/ (MBIA INS)/(Original Issue Yield: 5.43%), 7/1/2016	AAA		3,561,880
300,000		Allegheny County, PA, HDA, Revenue Bonds, Series A, 5.90% (South Hills Health System)/ (Original Issue Yield: 6.00%), 5/1/2003	A2		304,425
300,000		Allegheny County, PA, HDA, Revenue Bonds, Series A, 6.00% (South Hills Health System)/ (Original Issue Yield: 6.10%), 5/1/2004	A2		305,664
1,500,000		Allegheny County, PA, HDA, Revenue Bonds 5.375% (Ohio Valley General Hospital, PA)/ (Original Issue Yield: 5.50%), 1/1/2018	BAA1		1,205,460
4,000,000		Allegheny County, PA, HDA, Revenue Bonds, Series 1997A, 5.60% (UPMC Health System)/ (MBIA INS)/(Original Issue Yield: 5.85%), 4/1/2017	AAA		3,839,680
2,635,000		Allegheny County, PA, Hospital Development Authority, Refunding Revenue Bonds, 6.625% (Allegheny General Hospital), 7/1/2009	AAA		2,764,932
1,000,000		Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds, Series 1999, 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR		966,940
1,000,000		Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds, Series 1999, 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	NR		947,630
3,185,000		Allegheny County, PA, IDA, Environmental Improvement Refunding Revenue Bonds, Series 1998, 5.50% (USX Corp.), 12/1/2029	BBB-		2,593,609
1,250,000		Allegheny County, PA, IDA, Environmental Improvement Refunding Revenue Bonds, Series 1998, 5.60% (USX Corp.), 9/1/2030	BBB-		1,031,988
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,500,000		Allegheny County, PA, IDA, Health Care Facilities Refunding Revenue Bonds, Series 1998, 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	NR		$1,210,785
3,000,000		Allegheny County, PA, Port Authority, Special Revenue Transportation Bonds, Series 1999, 6.00% (Original Issue Yield: 6.05%), 3/1/2019	AAA		3,028,050
520,000		Allegheny County, PA, Residential Finance Agency, SFM Revenue Bonds, Series Q, 7.40% (GNMA COL), 12/1/2022	Aaa		533,614
2,465,000		Allegheny County, PA, Residential Finance Agency, SFM Revenue Bonds, Series FF-1, 5.90% (GNMA COL), 5/1/2020	Aaa		2,399,061
2,060,000		Allentown, PA, Area Hospital Authority, Revenue Bonds, Series B, 6.75% (Sacred Heart Hospital of Allentown), 11/15/2015	BBB		2,007,285
3,325,000		Bethlehem, PA, Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds, Series 1999, 5.50% (Bethlehem Area Vocational-Technical School)/(Original Issue Yield: 5.55%), 9/1/2020	Aaa		3,139,698
4,250,000		Bradford County, PA, IDA, Solid Waste Disposal Revenue Bonds, Series A, 6.60% (International Paper Co.), 3/1/2019	BBB+		4,206,905
1,000,000		Bucks County, PA, Community College Authority, College Building Revenue Bonds, Series 1996, 5.50% (Original Issue Yield: 5.70%), 6/15/2017	NR		967,950
2,010,000		Bucks County, PA, Water & Sewer Authority, Revenue Bonds, 5.45% (Neshaminy Interceptor Sewer System)/(AMBAC INS)/(Original Issue Yield: 5.50%), 6/1/2015	Aaa		1,960,454
2,085,000		Chartiers Valley, PA, Refunding Revenue Bonds, 6.15%, 3/1/2007	AAA		2,168,671
1,100,000		Chester County, PA, HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group Project)/(Original Issue Yield: 5.60%), 6/1/2025	BBB		860,431
1,500,000		Clarion County, PA, Hospital Authority, Refunding Revenue Bonds, Series 1997, 5.75% (Clarion County Hospital)/(Original Issue Yield: 5.95%), 7/1/2017	BBB-		1,251,285
1,575,000		Commonwealth of Pennsylvania, GO UT Bonds, 6.00% (Original Issue Yield: 6.15%), 7/1/2007	AA		1,656,317
1,000,000		Crawford County, PA, Hospital Authority, Senior Living Facilities Revenue Bonds, Series 1999, 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	NR		881,700
2,800,000		Delaware County, PA, College Revenue Bonds, Series 1999, 5.75% (Cabrini College)/(Asset Guaranty INS)/(Original Issue Yield: 5.95%), 7/1/2019	AA		2,690,884
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,900,000		Delaware County, PA, College Revenue Refunding Bonds, Series 1998A, 5.375% (Neumann College)/(Original Issue Yield: 5.48%), 10/1/2018	BBB-		$2,455,256
300,000		Delaware County, PA, Hospital Revenue Bonds, 5.90% (Riddle Memorial Hospital)/(Original Issue Yield: 6.10%), 1/1/2002	A-		305,376
1,000,000		Delaware County, PA, Revenue Bonds, Series 1996, 5.50% (Elwyn, Inc.)/ (AMBAC INS)/(Original Issue Yield: 5.69%), 6/1/2020	AAA		923,560
1,500,000		Delaware River Port Authority, PA, Revenue Bonds, Series 1999, 6.00%, 1/1/2019	AAA		1,522,680
2,000,000		Delaware River Port Authority, PA, Revenue Bonds, 6.00%, 1/1/2018	AAA		2,036,240
10,000,000		Delaware Valley, PA, Regional Finance Authority, Local Government Revenue Bonds, Series 1997B, 5.60%, 7/1/2017	AAA		9,867,200
4,100,000		Erie County, PA, Hospital Authority, Health Facilities Revenue Bonds, Series 1999, 5.90% (St. Mary's Home of Erie)/(Asset Guaranty INS)/ (Original Issue Yield: 6.05%), 8/15/2019	AA		3,924,930
500,000		Erie County, PA, Prison Authority, Lease Revenue Bonds, 6.45% (MBIA LOC)/(Original Issue Yield: 6.50%), 11/1/2001	AAA		515,540
1,000,000		Fayette County, PA, Hospital Authority, Healthcare Facility Revenue Bonds, Series 1996A, 6.00% (Mount Macrina Manor)/ (National City, Pennsylvania LOC), 9/1/2018	Aa3		970,140
2,000,000		Fayette County, PA, Hospital Authority, Hospital Revenue Bonds, Series 1996A, 5.75% (Uniontown Hospital)/(AMBAC INS)/(Original Issue Yield: 6.05%), 6/15/2015	AAA		1,976,780
410,000		Harrisburg, PA, Pooled Bond Program Revenue Bonds, Series I, 5.625% (MBIA INS)/(Original Issue Yield: 5.98%), 4/1/2015	AAA		406,277
1,420,000		Hazleton, PA, Area School District, UT GO Refunding Bonds, Series C, 5.75% (FGIC LOC), 3/1/2012	AAA		1,456,537
500,000		Indiana County, PA, Hospital Authority, Revenue Refunding Bonds, Series B, 6.20% (Indiana Hospital, PA)/(AMBAC INS)/ (Original Issue Yield: 6.30%), 7/1/2006	AAA		517,100
800,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds, Series 1996A, 6.00% (Jeannette District Memorial Hospital)/ (Original Issue Yield: 6.15%), 11/1/2018	BBB+		702,904
1,000,000		Lackawanna Trail School District, PA, UT GO Refunding Bonds, 6.90% (AMBAC INS), 3/15/2010	AAA		1,030,680
1,380,000		Latrobe, PA, Industrial Development Authority, College Revenue Bonds, 6.75% (St. Vincent College, PA)/(Original Issue Yield: 7.00%), 5/1/2024	AAA		1,496,348
1,500,000		Lebanon County, PA, Hospital Authority, Hospital Revenue Bonds, 6.00% (Good Samaritan Hospital)/(Original Issue Yield: 6.10%), 11/15/2018	BBB+		1,313,565
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$1,000,000		Lehigh County, PA, General Purpose Authority, Hospital Refunding Revenue Bonds, Series 1996A, 5.75% (Muhlenberg Hospital Center)/ (Original Issue Yield: 5.85%), 7/15/2010	A		$1,026,440
2,300,000		Lehigh County, PA, General Purpose Authority, Revenue Bonds, 5.625% (Lehigh Valley Hospital, Inc.)/(MBIA INS)/(Original Issue Yield: 5.775%), 7/1/2025	AAA		2,130,490
1,000,000		Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.78%), 12/15/2021	AAA		955,220
2,500,000		Luzerne County, PA, IDA, Revenue Refunding Bonds, Series A, 7.00% (Pennsylvania Gas & Water Co.), 12/1/2017	AAA		2,695,025
4,000,000		Lycoming County, PA, Authority, Hospital Lease Revenue Bonds, Series B, 6.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022	NR		4,053,280
1,000,000		Lycoming County, PA, Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 5.90%), 11/15/2022	AAA		913,510
2,360,000		Monroe County, PA, Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.40%), 7/1/2015	AAA		2,155,718
1,250,000		Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(Original Issue Yield: 7.472%), 12/1/2024	NR		1,169,725
3,250,000		Montgomery County, PA, IDA, Retirement Community Revenue Bonds, Series 1996B, 5.75% (Adult Communities Total Services, Inc.)/ (Original Issue Yield: 5.98%), 11/15/2017	A-		2,893,670
1,000,000		Montgomery County, PA, IDA, Retirement Community Refunding Revenue Bonds, Series 1996A, 5.875% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 6.125%), 11/15/2022	A-		873,360
500,000		Mt. Pleasant Borough, PA, Business District Authority, Hospital Revenue Bonds, Series 1997, 5.75% (Frick Hospital)/(Original Issue Yield: 5.85%), 12/1/2017	BBB		420,435
1,300,000		Mt. Pleasant Borough, PA, Business District Authority, Hospital Revenue Bonds, Series 1997, 5.75% (Frick Hospital)/(Original Issue Yield: 5.90%), 12/1/2027	BBB		1,027,026
1,215,000		North Penn, PA, School District, Refunding Revenue Bonds, 6.20%, 3/1/2007	Aaa		1,235,594
110,000		North Penn, PA, Water Authority, Revenue Bonds, 6.10% (FGIC INS), 11/1/2003	AAA		114,660
500,000		Northeastern, PA, Hospital & Education Authority, Health Care Revenue Bonds, Series 1994A, 6.10% (Wyoming Valley Health Care, PA)/(AMBAC INS)/(Original Issue Yield: 6.25%), 1/1/2003	AAA		514,310
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,000,000		Norwin, PA, School District, UT GO Bonds, 6.00% (Original Issue Yield: 6.12%), 4/1/2024	AAA		$3,003,180
500,000	[2]	Pennsylvania Convention Center Authority, Refunding Revenue Bonds, Series A, 6.25%, 9/1/2004	BBB		511,290
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (FGIC INS)/(Original Issue Yield: 6.843%), 9/1/2016	AAA		1,113,960
5,000,000	[2,3]	Pennsylvania, EDFA, Exempt Facilities Revenue Bonds, Series 1997B, 6.125% (National Gypsum Co.), 11/1/2027	NR		4,472,000
4,000,000		Pennsylvania, EDFA, Resource Recovery Revenue Bonds, Series A, 6.40% (Northampton Generating), 1/1/2009	BBB-		3,932,200
4,230,000		Pennsylvania, EDFA, Revenue Bonds, Series 1998A, 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	BBB		3,111,207
435,000		Pennsylvania, HFA, SFM Revenue Bonds, Series 33, 6.90%, 4/1/2017	AA+		445,188
100,000		Pennsylvania, HFA, SFM Revenue Bonds, Series 41-B, 5.90%, 10/1/2005	AA+		102,089
100,000		Pennsylvania, HFA, SFM Revenue Bonds, Series 42, 5.90%, 10/1/2004	AA+		101,962
345,000		Pennsylvania, HFA, SFM Revenue Bonds, Series 43, 6.35%, 4/1/2001	AA+		347,374
785,000		Pennsylvania, HFA, SFM, Revenue Bonds, Series 48, 5.375%, 10/1/2016	AA+		774,536
805,000		Pennsylvania, HFA, SFM, Revenue Bonds, Series 51, 5.65%, 4/1/2020	AA+		809,886
555,000		Pennsylvania, HFA, SFM, Revenue Bonds, Series 52B, 5.55% (FHA/VA Mortgages GTD), 10/1/2012	AA+		555,827
690,000		Pennsylvania, HFA, SFM, Refunding Revenue Bonds, Series 54A, 5.375% (FHA INS), 10/1/2028	AA+		690,621
1,425,000		Pennsylvania, HFA, SFM Revenue Bonds, Series 62A, 5.50%, 10/1/2022	AA+		1,288,528
3,000,000		Pennsylvania, HFA, SFM Revenue Bonds, Series 67A, 5.85%, 10/1/2018	AA+		2,930,760
2,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Revenue Bonds, 5.625% (MBIA INS)/(Original Issue Yield: 97.245%), 6/15/2023	AAA		2,048,280
3,085,000		Pennsylvania Intergovernmental Coop Authority, Special Tax Refunding Revenue Bonds, Series 1999, 5.00% (Original Issue Yield: 5.13%), 6/15/2021	AAA		2,681,513
2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125%, 12/15/2019	AAA		2,640,945
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, Series 1996, 7.20% (Thiel College), 5/15/2026	NR		2,223,620
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, Series 1999A, 4.875% (UPMC Health System)/(Original Issue Yield: 5.12%), 8/1/2019	AAA		2,496,750
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, Series N, 5.875% (Original Issue Yield: 5.913%), 6/15/2021	AAA		$1,971,140
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Thomas Jefferson University)/(AMBAC INS)/(Original Issue Yield: 5.22%), 7/1/2019	AAA		1,763,380
2,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.375% (Drexel University)/(Original Issue Yield: 6.415%), 5/1/2017	A-		2,041,160
750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.80% (MBIA LOC)/ (Original Issue Yield: 6.85%), 6/15/2001	AAA		755,985
1,500,000		Pennsylvania State Higher Education Facilities Authority, University Revenue Bonds, Series 1997, 5.45% (University of the Arts)/(Asset Guaranty INS)/(Original Issue Yield: 5.58%), 3/15/2017	AA		1,373,595
500,000		Pennsylvania State, IDA, Economic Development Revenue Bonds, Series A, 6.80% (Original Issue Yield: 6.85%), 1/1/2001	AAA		510,755
1,000,000		Pennsylvania State Turnpike Commission, Refunding Revenue Bonds, Series L, 6.00% (MBIA INS)/(Original Issue Yield: 6.85%), 6/1/2015	AAA		1,014,770
500,000		Philadelphia, PA, Gas Works, Revenue Bonds, 7.40%, 6/15/2000	BBB		504,320
2,565,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds, Series 1997, 5.50% (Temple University Hospital) /(Original Issue Yield: 5.85%), 11/15/2015	BBB+		2,122,614
1,655,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds, Series 1997, 5.75% (Jeanes Hospital, PA)/ (Original Issue Yield: 5.80%), 7/1/2008	BBB+		1,560,450
1,700,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Revenue Bonds, Series 1997, 5.875% (Jeanes Hospital, PA)/ (Original Issue Yield: 6.10%), 7/1/2017	BBB+		1,404,166
325,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Refunding Revenue Bonds, 6.15% (Pennsylvania Hospital)/(Original Issue Yield: 6.25%), 7/1/2005	Baa3		338,208
250,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Revenue Bonds, 7.75% (Children's Seashore House)/(AMBAC INS), 8/15/2000 (@100)	AAA		254,165
1,235,000		Philadelphia, PA, Redevelopment Authority, Multifamily Housing Refunding Revenue Bonds, Series 1998, 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	Aa2		1,125,196
9,500,000		Philadelphia, PA, Airport Revenue Bonds (Series 1997B), 5.50% (Philadelphia Airport System)/ (AMBAC INS)/(Original Issue Yield: 5.65%), 6/15/2017	AAA		8,977,500
3,500,000		Philadelphia, PA, Refunding UT GO Bonds, 5.125% (FGIC INS), 5/15/2014	AAA		3,285,345
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$855,000		Philadelphia, PA, Revenue Bonds, 10.875% (United States Treasury PRF), 7/1/2005 (@100)	Aaa		$1,019,245
4,000,000		Pittsburgh, PA, Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds, Series 1999, 5.00% (AMBAC INS)/(Original Issue Yield: 5.23%), 2/1/2019	AAA		3,507,840
2,880,000		Pittsburgh, PA, Public Parking Authority, Parking Revenue Bonds, Series 2000, 6.00% (Original Issue Yield: 6.02%), 12/1/2020	AAA		2,882,966
765,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds, Series 1997A, 6.15%, 10/1/2016	AAA		766,002
420,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds, Series 1997C, 5.35%, 10/1/2009	AAA		410,991
1,260,000		Pittsburgh, PA, Urban Redevelopment Authority, Mortgage Revenue Bonds, Series 1997C, 5.90%, 10/1/2022	AAA		1,201,082
2,855,000		Pittsburgh, PA, LT GO Bonds, Series 1999A, 5.75% (Original Issue Yield: 5.852%), 9/1/2019	AAA		2,797,672
4,950,000		Pottsville, PA, Hospital Authority, Hospital Revenue Bonds, 5.625% (Pottsville Hospital and Warne Clinic)/(Original Issue Yield: 5.75%), 7/1/2024	BBB		3,931,983
2,500,000		Scranton-Lackawanna, PA, Health & Welfare Authority, Revenue Bonds, Series 1994A, 7.60% (Allied Services Rehabilitation Hospitals, PA,), 7/15/2020	NR		2,584,225
1,920,000		Shaler, PA, School District Authority, GO UT Bonds, 6.25%, 4/15/2008	AAA		1,988,064
2,650,000		Sharon, PA, General Hospital Authority, Hospital Revenue Bonds, 6.875% (Sharon Regional Health System), 12/1/2022	AAA		2,838,230
2,000,000		Somerset County, PA, Hospital Authority, Hospital Refunding Revenue Bonds, Series 1997B, 5.375% (Somerset Community Hospital) /(Asset Guaranty INS)/(Original Issue Yield: 5.68%), 3/1/2017	AA		1,811,500
2,000,000		Southeastern, PA, Transportation Authority, Special Revenue Bonds, 5.375% (FGIC INS)/ (Original Issue Yield: 5.70%), 3/1/2017	AAA		1,899,540
100,000		Spring Ford, PA, School District, UT GO Refunding Bonds, Series AA, 5.80%, 8/1/2005	AAA		100,311
500,000		State Public School Building Authority, PA, College Revenue Bonds, 6.50% (Harrisburg Area Community College-D)/(MBIA LOC), 4/1/2002	AAA		517,430
1,000,000		Susquehanna, PA, Area Regional Airport Authority, Airport Facilities Revenue Bonds, Series 1999, 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	NR		867,610
40,000		Swarthmore Boro Authority PA, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.10%), 9/15/2006	AA+		41,927
7,000,000		University of Pittsburgh, University Refunding Revenue Bonds, Series 1997B, 5.00% (Original Issue Yield: 5.287%), 6/1/2017	AAA		6,284,600
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Pennsylvania--continued
$3,000,000		Upper Darby School District, PA, UT GO Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.10%), 5/1/2019	Aaa		$2,646,690
1,000,000		Warren County, PA, Hospital Authority, Revenue Bonds, Series A, 7.00% (Warren General Hospital, PA)/(Original Issue Yield: 7.101%), 4/1/2019	BBB		992,950
680,000		Washington County, PA, Authority, Lease Revenue Bonds, 7.00% (AMBAC INS), 6/15/2000 (@103)	AAA		695,463
400,000		Washington County, PA, Authority, Lease Revenue Bonds, 7.875%, 12/15/2018	AAA		496,304
1,000,000		West View, PA, Municipal Authority, Special Obligation Bonds, 9.50%, 11/15/2014	AAA		1,297,660
645,000		Westmoreland County, PA, Municipal Authority, Special Obligation Bonds, 9.125%, 7/1/2010	AAA		731,817

		TOTAL			218,074,756

		Puerto Rico--0.9%
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securites, Series PA-331A, 8.06516% (AMBAC INS), 7/1/2013	NR		1,019,640
1,000,000	[2,3]	Puerto Rico Highway and Transportation Authority, Residual Interest Tax-Exempt Securities, Series PA-331B, 8.06516% (AMBAC INS), 7/1/2014	NR		1,008,720

		TOTAL			2,028,360

		Virgin Islands--0.0%
70,000		Virgin Islands HFA, SFM, Refunding Revenue Bonds, Series A, 5.80% (GNMA COL), 3/1/2005	AAA		70,847

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $229,901,955)			220,173,963

		SHORT-TERM INVESTMENTS--6.7%
		Pennsylvania--5.9%
10,280,000		Erie County, PA, Hospital Authority, Series 1998B Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City, Pennsylvania LOC)	VMIG1		10,280,000
1,500,000		Lancaster County, PA, Hospital Authority, Health Center Revenue Bonds, Series 1996 Weekly VRDNs (Masonic Homes)	VMIG1		1,500,000
2,200,000		South Fork Municipal Authority, PA, Series A Daily VRDNs (Conemaugh Health System)/ (MBIA INS)/(Credit Suisse First Boston LIQ)	A-1+		2,200,000

		TOTAL			13,980,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM INVESTMENTS--continued
		Puerto Rico--0.8%
$2,000,000		Puerto Rico Commonwealth Infrastructure Financing Authority, Floater Certificates, Series 1998-139 Weekly VRDNs (AMBAC INS)/ (Morgan Stanley, Dean Witter Municipal Funding, Inc. LIQ)	A-1c		$2,000,000

		TOTAL SHORT-TERM INVESTMENTS (AT AMORTIZED COST)			15,980,000

		TOTAL INVESTMENTS (IDENTIFIED COST $245,881,955)[4]			$236,153,963

Securities that are subject to alternative minimum tax represent 14.6% of the Fund's portfolio based upon total portfolio market value.

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At February 29, 2000 these securities amounted to $7,011,650 which represents 3.0% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $6,500,360 which represents 2.2% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Trustees.

4 The cost of investments for federal tax purposes amounts to $245,881,955. The net unrealized depreciation of investments on a federal tax basis amounts to $9,727,992, which is comprised of $2,791,891 appreciation and $12,519,883 depreciation at Feburary 29, 2000.

Note: The categories of investments are shown as a percentage of net assets ($237,510,284) at February 29, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHA/VA	--Federal Housing Administration/Veterans Administration
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Agency
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PRF	--Prerefunded
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

FEBRUARY 29, 2000 (UNAUDITED)

Assets:
Total investments in securities, at value (identified and tax cost $245,881,955)		$236,153,963
Cash		46,901
Income receivable		3,691,144
Receivable for investments sold		850,000
Receivable for shares sold		80,793

TOTAL ASSETS		240,822,801

Liabilities:
Payable for investments purchased	$2,652,533
Payable for shares redeemed	134,602
Income distribution payable	468,790
Payable for variation margin	15,313
Accrued expenses	41,279

TOTAL LIABILITIES		3,312,517

Net assets for 22,114,437 shares outstanding		$237,510,284

Net Assets Consist of:
Paid in capital		$250,842,714
Net unrealized depreciation of investments and futures contracts		(9,730,705)
Accumulated net realized loss on investments and futures contracts		(3,017,043)
Distributions in excess of net investment income		(584,682)

TOTAL NET ASSETS		$237,510,284

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net Asset Value Per Share ($193,703,216 ÷ 18,035,812 shares outstanding)		$10.74

Offering Price Per Share (100/95.50 of $10.74)[1]		$11.25

Redemption Proceeds Per Share (100.00/100 of $10.74)[2]		$10.74

Class B Shares:
Net Asset Value Per Share ($43,807,068 ÷ 4,078,625 shares outstanding)		$10.74

Offering Price Per Share (100/100.00 of $10.74)[1]		$10.74

Redemption Proceeds Per Share (94.50/100 of $10.74)[2]		$10.15

1 See "What Do Shares Cost?" in the Prospectus.

2 See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED FEBRUARY 29, 2000 (UNAUDITED)

Investment Income:
Interest			$7,316,186

Expenses:
Investment adviser fee		$505,378
Administrative personnel and services fee		95,206
Custodian fees		8,081
Transfer and dividend disbursing agent fees and expenses		73,742
Directors'/Trustees' fees		1,828
Auditing fees		6,264
Legal fees		2,572
Portfolio accounting fees		45,259
Distribution services fee--Class B Shares		171,069
Shareholder services fee--Class A Shares		258,838
Shareholder services fee--Class B Shares		57,023
Share registration costs		12,319
Printing and postage		19,900
Insurance premiums		994
Miscellaneous		2,800

TOTAL EXPENSES		1,261,273

Waivers:
Waiver of investment adviser fee	$(111,793)
Waiver of shareholder services fee--Class A Shares	(20,707)

TOTAL WAIVERS		(132,500)

Net expenses			1,128,773

Net investment income			6,187,413

Realized and Unrealized Loss on Investments and Futures Contracts:
Net realized loss on investments and futures contracts			(2,414,045)
Net change in unrealized depreciation of investments and futures contracts			(8,408,761)

Net realized and unrealized loss on investments and futures contracts			(10,822,806)

Change in net assets resulting from operations			$(4,635,393)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) February 29, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,187,413	$12,702,356
Net realized loss on investments and futures contracts ($(2,414,045) and $(143,649), respectively, as computed for federal tax purposes)	(2,414,045)	(459,349)
Net change in unrealized depreciation of investments and futures contracts	(8,408,761)	(17,976,493)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,635,393)	(5,733,486)

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(5,170,028)	(11,168,636)
Class B Shares	(965,987)	(1,629,212)
Distributions from net realized gains
Class A Shares	--	(1,810,336)
Class B Shares	--	(255,129)
Distributions in excess of realized gains
Class A Shares	--	(100,040)
Class B Shares	--	(21,220)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,136,015)	(14,984,573)

Share Transactions:
Proceeds from sale of shares	14,800,053	59,110,607
Net asset value of shares issued to shareholders in payment of distributions declared	3,277,801	8,605,947
Cost of shares redeemed	(38,222,851)	(46,905,826)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,144,997)	20,810,728

Change in net assets	(30,916,405)	92,669

Net Assets:
Beginning of period	268,426,689	268,334,020

End of period	$237,510,284	$268,426,689

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) February 29,	Year Ended August 31,
	2000	1999	1998	1997	1996	1995
Net Asset Value, Beginning of Period	$11.19	$12.08	$11.71	$11.35	$11.23	$10.94
Income From Investment Operations:
Net investment income	0.27	0.56	0.62	0.62	0.65	0.65
Net realized and unrealized gain (loss) on investments and futures contracts	(0.45)	(0.79)	0.43	0.39	0.12	0.27

TOTAL FROM INVESTMENT OPERATIONS	(0.18)	(0.23)	1.05	1.01	0.77	0.92

Less Distributions:
Distributions from net investment income	(0.27)	(0.56)	(0.64)	(0.65)	(0.65)	(0.63)
Distributions from net realized gain on investments	--	(0.09)	(0.04)	--	--	--
Distributions in excess of net realized gain on investments	--	(0.01)	--	--	--	--

TOTAL DISTRIBUTIONS	(0.27)	(0.66)	(0.68)	(0.65)	(0.65)	(0.63)

Net Asset Value, End of Period	$10.74	$11.19	$12.08	$11.71	$11.35	$11.23

Total Return[1]	(1.59%)	(2.05%)	8.72%	9.12%	6.99%	8.76%

Ratios to Average Net Assets:

Expenses	0.75%[2]	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	5.04%[2]	4.74%	4.84%	5.34%	5.73%	5.92%

Expense waiver/reimbursement[3]	0.11%[2]	0.10%	0.10%	0.22%	0.25%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$193,703	$221,599	$237,705	$212,792	$84,116	$83,722

Portfolio turnover	16%	28%	24%	30%	23%	59%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	Six Months Ended (unaudited) February 29,	Year Ended August 31,
	2000	1999	1998	1997 [1]
Net Asset Value, Beginning of Period	$11.20	$12.08	$11.71	$11.52
Income From Investment Operations:
Net investment income	0.23	0.47	0.54	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	(0.46)	(0.78)	0.42	0.20

TOTAL FROM INVESTMENT OPERATIONS	(0.23)	(0.31)	0.96	0.50

Less Distributions:
Distributions from net investment income	(0.23)	(0.47)	(0.55)	(0.31)
Distributions from net realized gain on investments	--	(0.09)	(0.04)	--
Distributions in excess of net realized gain on investments	--	(0.01)	--	--

TOTAL DISTRIBUTIONS	(0.23)	(0.57)	(0.59)	(0.31)

Net Asset Value, End of Period	$10.74	$11.20	$12.08	$11.71

Total Return[2]	(2.06%)	(2.70%)	7.92%	4.41%

Ratios to Average Net Assets:

Expenses	1.52%[3]	1.52%	1.53%	1.25%[3]

Net investment income	4.33%[3]	3.98%	4.06%	4.62%[3]

Expenses waiver/reimbursement[4]	0.09%[3]	0.08%	0.08%	0.47%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$43,807	$46,828	$30,629	$7,906

Portfolio turnover	16%	28%	24%	30%

1 Reflects operations for the period from March 4, 1997 (date of initial public investment) to August 31, 1997.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

FEBRUARY 29, 2000 (UNAUDITED)

ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania. The Fund offers two classes of shares: Class A Shares and Class B Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Additionally, net capital losses of $621,861 attributable to security transactions incurred after October 31, 1998 are treated as arising on September 1, 1999, the first day of the fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases municipal bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a municipal bond futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended February 29, 2000, the Fund had a realized gain of $6,074.

At February 29, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver	Position	Unrealized (Depreciation)
March 2000	70 Municipal Bond Index Futures	Short	$(2,713)

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees ("Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended February 29, 2000		Year Ended August 31, 1999
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	932,680	$10,268,825	3,020,879	$35,437,670
Shares issued to shareholders in payment of distributions declared	246,861	2,678,176	627,660	7,389,056
Shares redeemed	(2,938,433)	(31,991,591)	(3,535,185)	(41,544,942)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,758,892)	$(19,044,590)	113,354	$1,281,784

	Six Months Ended February 29, 2000		Year Ended August 31, 1999
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	414,766	$4,531,228	2,003,003	$23,672,937
Shares issued to shareholders in payment of distributions declared	55,280	599,625	103,408	1,216,891
Shares redeemed	(574,304)	(6,231,260)	(459,373)	(5,360,884)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(104,258)	$(1,100,407)	1,647,038	$19,528,944

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,863,150)	$(20,144,997)	1,760,392	$20,810,728

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares and Class B Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.40%
Class B Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Class A Shares did not incur a distribution services fee for the period ended February 29, 2000, and has no present intention of paying or accruing a distribution services fee.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended February 29, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $50,300,000 and $62,000,00, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 29, 2000, were as follows:

Purchases	$37,007,948

Sales	$48,352,656

Concentration of Credit Risk

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 29, 2000, 33.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 17.5% of total investments.

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

RICHARD B. FISHER

President

WILLIAM D. DAWSON III

Chief Investment Officer

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

SEMI-ANNUAL REPORT

Federated Pennsylvania Municipal Income Fund

SEMI-ANNUAL REPORT TO SHAREHOLDERS

FEBRUARY 29, 2000

Federated
Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 313923708
Cusip 313923807

2032304 (4/00)